UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Tammie Lee, Esq.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, NY 10019

(Name and address of agent for service)

Copy to:

Bruce Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.  Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2015

Common stocks
Airlines	0.94%
Auto components	0.64
Automobiles	1.60
Banks	3.61
Beverages	0.74
Biotechnology	1.77
Building products	0.01
Capital markets	0.44
Chemicals	1.36
Communications equipment	0.05
Construction & engineering	0.23
Construction materials	0.35
Consumer finance	0.18
Diversified financial services	1.30
Diversified telecommunication services	0.51
Electric utilities	0.28
Electrical equipment	0.65
Electronic equipment, instruments & components	0.54
Energy equipment & services	0.33
Food & staples retailing	0.20
Food products	1.59
Health care equipment & supplies	0.54
Health care providers & services	0.71
Hotels, restaurants & leisure	1.29
Household durables	0.45
Industrial conglomerates	0.99
Insurance	2.80
Internet & catalog retail	1.09
Internet software & services	2.20
IT services	0.90
Leisure products	0.04
Life sciences tools & services	0.43
Machinery	1.01
Marine	0.28
Media	1.19
Metals & mining	1.26
Multiline retail	0.15
Multi-utilities	0.19

Oil, gas & consumable fuels	2.05
Paper & forest products	0.03
Personal products	0.46
Pharmaceuticals	3.34
Real estate investment trust (REIT)	0.65
Real estate management & development	0.37
Road & rail	0.48
Semiconductors & semiconductor equipment	1.36
Software	2.06
Specialty retail	1.05
Technology hardware, storage & peripherals	1.77
Textiles, apparel & luxury goods	1.71
Tobacco	0.55
Trading companies & distributors	1.06
Transportation infrastructure	0.07
Wireless telecommunication services	0.88

Total common stocks	50.73%
Bonds
Mortgage & agency debt security	0.01
US government obligations	2.14
Non-US government obligations	4.77

Total bonds	6.92%
Investment companies
iShares iBoxx $ High Yield Corporate Bond ETF	2.99
iShares JP Morgan USD Emerging Markets Bond ETF	2.05
iShares MSCI Switzerland Capped ETF	1.47
UBS Emerging Markets Equity Relationship Fund	6.28
UBS Global Corporate Bond Relationship Fund	8.09

Total investment companies	20.88%
Rights	0.02
Short-term investment	19.02
Options purchased	0.21
Investment of cash collateral from securities loaned	3.25

Total investments	101.03%
Liabilities, in excess of cash and other assets	(1.03)

Net assets	100.00%

[1]	Figures represent the direct investments of UBS Global Securities Relationship Fund. Figures might be different if a breakdown of the underlying investment companies was included.

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks: 50.73%
Australia: 0.40%
Westfield Corp.	135,549	$982,339

Brazil: 0.14%
BB Seguridade Participacoes SA	6,000	61,663
BRF SA	4,700	93,218
Cielo SA	5,100	73,011
Fibria Celulose SA ADR*	5,700	80,541
Itau Unibanco Holding SA ADR	3,600	39,816

Total Brazil common stocks		348,249

Canada: 1.67%
Canadian Oil Sands Ltd.	52,200	405,961
Canadian Pacific Railway Ltd.	3,250	593,775
Husky Energy, Inc.	30,300	618,416
Suncor Energy, Inc.	28,400	829,880
Teck Resources Ltd., Class B1	30,700	421,275
Toronto-Dominion Bank	28,000	1,198,437

Total Canada common stocks		4,067,744

China: 1.79%
AIA Group Ltd.	229,086	1,438,313
Alibaba Group Holding Ltd. ADR*	650	54,106
Baidu, Inc. ADR*	365	76,066
Beijing Capital International Airport Co., Ltd., H Shares	120,000	117,185
Brilliance China Automotive Holdings Ltd.	22,000	42,352
CAR, Inc.*	20,000	37,940
China Communications Construction Co., Ltd., H Shares	62,000	87,361
China Railway Group Ltd., H Shares	264,000	270,016
Cosmo Lady China Holdings Co., Ltd.*[2]	83,729	59,156
Hengan International Group Co., Ltd.	3,500	42,129
Industrial & Commercial Bank of China Ltd., H Shares	236,000	174,565
Jardine Matheson Holdings Ltd.	15,000	947,617
Ping An Insurance Group Co. of China Ltd., H Shares	23,000	275,923
Shimao Property Holdings Ltd.	39,500	82,883
Tencent Holdings Ltd.	21,400	406,384
West China Cement Ltd.	236,000	35,599
Zhuzhou CSR Times Electric Co., Ltd., H Shares	13,000	85,513
ZTE Corp., H Shares	50,000	114,706

Total China common stocks		4,347,814

Denmark: 0.52%
A.P. Moeller - Maersk A/S, Class B1	327	683,504
Danske Bank A/S	22,405	590,667

Total Denmark common stocks		1,274,171

Finland: 0.46%
Sampo Oyj, Class A	22,256	1,122,557

France: 1.12%
Danone SA	15,134	1,020,150
LVMH Moet Hennessy Louis Vuitton SE	4,627	814,274
Schneider Electric SE	11,320	880,909

Total France common stocks		2,715,333

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks — (continued)
Germany: 1.84%
AIXTRON SE*	31,595	$237,862
Bayer AG	9,697	1,450,825
Daimler AG1	9,550	917,131
E.ON SE	31,107	462,528
HeidelbergCement AG	7,954	629,021
ThyssenKrupp AG	29,505	772,447

Total Germany common stocks		4,469,814

Hong Kong: 0.12%
PAX Global Technology Ltd.*	86,000	89,945
Yue Yuen Industrial Holdings Ltd.	55,000	194,614

Total Hong Kong common stocks		284,559

India: 0.39%
Dr Reddy’s Laboratories Ltd. ADR	5,380	307,198
HDFC Bank Ltd. ADR	1,750	103,057
ICICI Bank Ltd. ADR	16,000	165,760
Infosys Ltd. ADR[1]	5,320	186,626
Tata Motors Ltd. ADR	3,900	175,734

Total India common stocks		938,375

Indonesia: 0.19%
Astra International Tbk PT	94,300	61,764
Bank Central Asia Tbk PT	71,400	80,921
Kalbe Farma Tbk PT	269,200	38,409
Link Net Tbk PT*	98,400	44,959
Media Nusantara Citra Tbk PT	188,700	41,309
Pakuwon Jati Tbk PT	959,500	37,775
Surya Citra Media Tbk PT	131,700	34,172
Telekomunikasi Indonesia Persero Tbk PT	509,600	112,365

Total Indonesia common stocks		451,674

Ireland: 0.78%
Ryanair Holdings PLC ADR	10,100	674,377
Shire PLC	15,364	1,224,866

Total Ireland common stocks		1,899,243

Israel: 0.66%
Check Point Software Technologies Ltd.*	16,300	1,336,111
Mellanox Technologies Ltd.*	3,210	145,541
Teva Pharmaceutical Industries Ltd. ADR	2,000	124,600

Total Israel common stocks		1,606,252

Italy: 0.57%
Intesa Sanpaolo SpA	238,258	808,648
Mediolanum SpA	72,775	586,864

Total Italy common stocks		1,395,512

Japan: 6.02%
Astellas Pharma, Inc.	70,200	1,150,220
Bridgestone Corp.	15,000	600,599
Fuji Heavy Industries Ltd.	27,000	896,298
Hino Motors Ltd.	50,900	724,237

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks — (continued)
Japan — (concluded)
Hitachi Ltd.	114,000	$778,603
Inpex Corp.	61,800	680,961
ITOCHU Corp.	52,400	567,067
Japan Airlines Co., Ltd.	29,400	914,553
KDDI Corp.	58,800	1,328,441
Mitsubishi UFJ Financial Group, Inc.	156,900	971,747
ORIX Corp.	67,300	945,641
Panasonic Corp.	67,900	891,666
Shin-Etsu Chemical Co., Ltd.	13,200	861,803
Sumitomo Realty & Development Co., Ltd.	19,000	684,026
THK Co., Ltd.	29,600	752,160
Toyota Industries Corp.	9,000	514,772
Toyota Motor Corp.	19,700	1,375,133

Total Japan common stocks		14,637,927

Malaysia: 0.04%
Axiata Group Bhd	39,600	75,652
BerMaz Motor Sdn Bhd*	19,500	19,878

Total Malaysia common stocks		95,530

Mexico: 0.07%
Alsea SAB de CV*	16,000	46,772
Cemex SAB de CV ADR*	4,362	41,308
Grupo Televisa SAB ADR*	2,700	89,127

Total Mexico common stocks		177,207

Netherlands: 1.08%
Heineken NV	9,668	737,926
ING Groep NV CVA*	79,428	1,163,460
Koninklijke DSM NV	9,693	540,234
NXP Semiconductors NV*	1,840	184,662

Total Netherlands common stocks		2,626,282

Norway: 0.30%
Telenor ASA	36,180	730,126

Peru: 0.03%
Credicorp Ltd.	500	70,315

Philippines: 0.18%
Ayala Land, Inc.	96,600	83,034
Cebu Air, Inc.	19,450	37,008
GT Capital Holdings, Inc.	1,610	48,202
Metropolitan Bank & Trust Co.	46,245	100,746
SM Investments Corp.	4,525	91,001
Universal Robina Corp.	13,300	67,181

Total Philippines common stocks		427,172

Russia: 0.02%
Magnit PJSC GDR[3]	870	44,275

South Africa: 0.22%
Aspen Pharmacare Holdings Ltd.*	5,372	169,736
Life Healthcare Group Holdings Ltd.	4,867	16,951

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks — (continued)
South Africa — (concluded)
Naspers Ltd., Class N	1,808	$277,331
Nedbank Group Ltd.	3,531	69,157

Total South Africa common stocks		533,175

South Korea: 0.52%
Amorepacific Corp.	74	223,590
BGF retail Co., Ltd.	458	46,588
CJ Korea Express Co., Ltd.*	320	56,231
Cosmax, Inc.	849	104,296
Coway Co., Ltd.	462	38,025
Hana Tour Service, Inc.	446	44,981
Hansae Co., Ltd.	2,074	78,053
Hanssem Co., Ltd.	1,006	167,158
Hyundai Development Co.- Engineering & Construction	3,750	192,229
Korea Electric Power Corp.	1,797	74,054
LG Hausys Ltd.	232	36,027
Samsung Electronics Co., Ltd.	58	75,212
SK Hynix, Inc.	2,839	115,964

Total South Korea common stocks		1,252,408

Spain: 1.00%
Acciona SA*	4,171	321,237
Banco Santander SA	98,783	740,514
Bankia SA*	448,922	625,628
Mediaset Espana Comunicacion SA*	59,996	751,074

Total Spain common stocks		2,438,453

Sweden: 0.11%
Lundin Petroleum AB*	19,408	265,555

Switzerland: 1.62%
ACE Ltd.	1,600	178,384
Glencore PLC*	200,710	847,346
Novartis AG	21,452	2,117,323
Zurich Insurance Group AG*	2,375	802,755

Total Switzerland common stocks		3,945,808

Taiwan: 0.39%
Catcher Technology Co., Ltd.	11,000	115,040
Cathay Financial Holding Co., Ltd.	22,000	35,053
Inotera Memories, Inc.*	28,000	37,166
Johnson Health Tech Co., Ltd.	29,000	80,464
Largan Precision Co., Ltd.	3,000	257,904
Merida Industry Co., Ltd.	2,000	15,701
President Chain Store Corp.	13,000	97,710
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,800	300,544

Total Taiwan common stocks		939,582

Thailand: 0.06%
Airports of Thailand PCL	6,500	55,860
KCE Electronics PCL	10,083	16,415
Srisawad Power 1979 PCL*	60,700	72,709

Total Thailand common stocks		144,984

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks — (continued)
Turkey: 0.03%
Pegasus Hava Tasimaciligi AS*	5,250	$48,885
Turkiye Halk Bankasi AS	6,397	31,502

Total Turkey common stocks		80,387

United Kingdom: 5.00%
Anglo American PLC	32,902	491,390
Aon PLC	2,000	192,240
ARM Holdings PLC	28,727	466,563
Ashtead Group PLC	56,608	907,867
Associated British Foods PLC	13,548	565,401
Aviva PLC	92,839	742,980
BP PLC	141,935	920,046
Burberry Group PLC	24,693	634,128
Imperial Tobacco Group PLC	22,168	972,428
Lloyds Banking Group PLC*	515,747	597,822
London Stock Exchange Group PLC	20,866	758,897
Noble Corp. PLC	7,700	109,956
Prudential PLC	33,612	834,097
Rio Tinto PLC	12,804	527,997
SABMiller PLC	12,908	676,144
Sage Group PLC	124,037	856,814
Unilever NV CVA	27,424	1,145,982
Vodafone Group PLC	226,953	742,664

Total United Kingdom common stocks		12,143,416

United States: 23.39%
Acorda Therapeutics, Inc.*	6,000	199,680
Actavis PLC*	2,225	662,204
Affiliated Managers Group, Inc.*	2,910	625,010
Alnylam Pharmaceuticals, Inc.*	3,455	360,771
Altera Corp.	23,080	990,363
Amazon.com, Inc.*	4,590	1,707,939
American Express Co.	2,300	179,676
AMETEK, Inc.	11,580	608,413
Apple, Inc.	31,849	3,962,971
Applied Materials, Inc.	7,300	164,688
Approach Resources, Inc.*[1]	8,400	55,356
Best Buy Co., Inc.	4,160	157,206
Bio-Rad Laboratories, Inc., Class A*	1,059	143,156
Bluebird Bio, Inc.*	800	96,616
BorgWarner, Inc.	7,455	450,878
Broadcom Corp., Class A	3,850	166,686
Capital One Financial Corp.	2,400	189,168
Carnival PLC	12,716	621,819
Catalent, Inc.*	5,400	168,210
Catamaran Corp.*	6,005	357,538
CBS Corp. (Non-Voting), Class B	6,150	372,874
Celgene Corp.*	8,780	1,012,158
Chevron Corp.	2,300	241,454
Chimerix, Inc.*	10,450	393,860
Citigroup, Inc.	8,690	447,709

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks — (continued)
United States — (continued)
Cobalt International Energy, Inc.*	17,300	$162,793
Colfax Corp.*	2,800	133,644
Cummins, Inc.	3,775	523,366
Danaher Corp.	11,385	966,586
Delta Air Lines, Inc.	13,720	616,851
Digital Realty Trust, Inc.	5,000	329,800
Ecolab, Inc.	5,740	656,541
Eli Lilly & Co.	3,200	232,480
Envision Healthcare Holdings, Inc.*	3,900	149,565
EOG Resources, Inc.	2,350	215,471
Estee Lauder Cos., Inc., Class A	8,980	746,777
Express Scripts Holding Co.*	9,410	816,506
Facebook, Inc., Class A*	19,895	1,635,667
Fastenal Co.	6,000	248,610
Freescale Semiconductor Ltd.*	4,300	175,268
General Electric Co.	15,750	390,757
General Motors Co.	11,350	425,625
Gilead Sciences, Inc.*	9,605	942,539
Google, Inc., Class A*	2,100	1,164,870
Google, Inc., Class C*	1,515	830,220
Gulfport Energy Corp.*	1,400	64,274
Hain Celestial Group, Inc.*	9,290	595,025
Halliburton Co.	3,400	149,192
Hertz Global Holdings, Inc.*	11,800	255,824
Home Depot, Inc.	11,930	1,355,367
Hospira, Inc.*	2,260	198,518
Impax Laboratories, Inc.*	5,700	267,159
Intercontinental Exchange, Inc.	3,265	761,627
Intuitive Surgical, Inc.*	1,280	646,438
Invesco Ltd.	4,200	166,698
Jabil Circuit, Inc.	7,200	168,336
Joy Global, Inc.	3,350	131,253
JPMorgan Chase & Co.	7,300	442,234
Laboratory Corp. of America Holdings*	1,350	170,222
Laredo Petroleum, Inc.*	7,600	99,104
Las Vegas Sands Corp.	16,245	894,125
Lexicon Pharmaceuticals, Inc.*[1]	107,900	101,890
Lincoln National Corp.	5,400	310,284
LinkedIn Corp., Class A*	2,520	629,647
MacroGenics, Inc.*	1,720	53,956
Macy’s, Inc.	5,450	353,760
Martin Marietta Materials, Inc.	1,025	143,295
MasterCard, Inc., Class A	8,570	740,362
McDermott International, Inc.*[1]	39,250	150,720
McGraw Hill Financial, Inc.	6,220	643,148
MetLife, Inc.	4,400	222,420
Michael Kors Holdings Ltd.*	9,120	599,640
Micron Technology, Inc.*	6,080	164,950
Mondelez International, Inc., Class A	10,500	378,945
Monsanto Co.	2,200	247,588

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks — (concluded)
United States — (concluded)
Morgan Stanley	7,700	$274,813
NetApp, Inc.	4,100	145,386
NextEra Energy, Inc.	2,800	291,340
NIKE, Inc., Class B	13,325	1,336,897
Norfolk Southern Corp.	2,170	223,336
Oasis Petroleum, Inc.*	3,900	55,458
Pacific DataVision, Inc.*[2]	6,800	340,000
Parker-Hannifin Corp.	1,650	195,987
PDC Energy, Inc.*	3,750	202,650
PepsiCo, Inc.	4,100	392,042
Philip Morris International, Inc.	4,740	357,064
Praxair, Inc.	2,520	304,265
Priceline Group, Inc.*	815	948,782
Ralph Lauren Corp.	3,275	430,663
Regeneron Pharmaceuticals, Inc.*	1,405	634,329
Regulus Therapeutics, Inc.*[1]	2,700	45,738
Rite Aid Corp.*	19,550	169,890
salesforce.com, Inc.*	19,220	1,284,088
Schlumberger Ltd.	4,820	402,181
ServiceNow, Inc.*	8,955	705,475
ServiceSource International, Inc.*	20,600	63,860
Sherwin-Williams Co.	2,450	697,025
Silicon Laboratories, Inc.*	3,150	159,926
Simon Property Group, Inc.	1,400	273,896
SM Energy Co.	3,100	160,208
Starbucks Corp.	12,075	1,143,503
Symantec Corp.	13,100	306,082
Thermo Fisher Scientific, Inc.	6,640	892,018
Time Warner Cable, Inc.	2,280	341,726
TJX Cos., Inc.	14,675	1,027,984
United Rentals, Inc.*	9,280	845,965
UnitedHealth Group, Inc.	1,900	224,751
US Bancorp	5,900	257,653
Vertex Pharmaceuticals, Inc.*	3,880	457,724
Viacom, Inc., Class B	8,650	590,795
Visa, Inc., Class A	17,060	1,115,895
VMware, Inc., Class A*	6,455	529,375
Walgreens Boots Alliance, Inc.	1,400	118,552
Walt Disney Co.	3,800	398,582
Wells Fargo & Co.	1,600	87,040
Yelp, Inc.*[1]	11,540	546,419
Yum! Brands, Inc.	4,950	389,664
Zimmer Holdings, Inc.	5,580	655,762

Total United States common stocks		56,831,129

Total common stocks (cost $112,652,907)		123,287,367

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds: 6.92%
Mortgage & agency debt security: 0.01%
United States: 0.01%
Federal Home Loan Mortgage Corp. Gold Pools,[4]
# G00194, 7.500%, due 02/01/24 (cost $32,356)		$31,419	$35,119

US government obligations: 2.14%
US Treasury Bonds,
2.750%, due 11/15/42		320,000	332,575
3.000%, due 11/15/44		5,000	5,479
3.625%, due 08/15/43		85,000	103,873
3.750%, due 11/15/43		100,000	124,922
5.250%, due 02/15/29		70,000	95,752
5.375%, due 02/15/31		60,000	85,256
8.000%, due 11/15/21		635,000	887,462
US Treasury Notes,
0.750%, due 12/31/17		1,105,000	1,102,928
1.625%, due 12/31/19		1,140,000	1,154,517
1.625%, due 11/15/22		360,000	356,541
1.750%, due 02/28/22		65,000	65,183
2.500%, due 04/30/15		410,000	410,740
3.125%, due 04/30/17		450,000	473,519

Total US government obligations (cost $5,065,378)			5,198,747

Non-US government obligations: 4.77%
Australia: 0.55%
Commonwealth of Australia,
4.500%, due 04/21/33	AUD	690,000	659,835
6.250%, due 04/15/15		900,000	686,624

			1,346,459

Belgium: 0.13%
Kingdom of Belgium,
1.250%, due 06/22/18[3]	EUR	285,000	319,838

Canada: 0.00%[5]
Government of Canada,
5.750%, due 06/01/29	CAD	100	120
8.000%, due 06/01/23		200	242

			362

Finland: 0.27%
Government of Finland,
4.375%, due 07/04/19[2,3]	EUR	515,000	658,458

France: 0.30%
Government of France,
3.150%, due 07/25/32[6]		91,071	166,119
3.750%, due 04/25/21		420,000	551,291

			717,410

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (concluded)
Non-US government obligations — (concluded)
Germany: 0.89%
Bundesobligation,
1.250%, due 10/14/16		280,000	$307,956
Bundesrepublik Deutschland,
3.000%, due 07/04/20		620,000	775,986
3.250%, due 07/04/21		640,000	830,671
4.000%, due 01/04/37		140,000	257,710

			2,172,323

Ireland: 0.24%
Republic of Ireland,
5.400%, due 03/13/25		380,000	589,648

Italy: 0.59%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/21[3,6]	EUR	606,514	753,134
2.550%, due 09/15/41[6]		160,062	254,838
4.250%, due 02/01/19[3]		335,000	412,958

			1,420,930

Netherlands: 0.27%
Kingdom of the Netherlands,
1.250%, due 01/15/18[2,3]		590,000	659,670

New Zealand: 0.26%
New Zealand Government Bond,
5.500%, due 04/15/23	NZD	720,000	623,776

Spain: 0.61%
Kingdom of Spain,
3.300%, due 07/30/16	EUR	350,000	392,652
3.750%, due 10/31/18[2]		340,000	409,803
4.200%, due 01/31/37		240,000	364,716
4.800%, due 01/31/24[2]		220,000	309,863

			1,477,034

United Kingdom: 0.66%
UK Gilts,
2.000%, due 01/22/16	GBP	250,000	375,726
3.750%, due 09/07/20		730,000	1,231,128

			1,606,854

Total Non-US government obligations (cost $12,764,163)			11,592,762

Total bonds (cost $17,861,897)			16,826,628

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Investment companies: 20.88%
iShares iBoxx $ High Yield Corporate Bond ETF	80,200	$7,266,922
iShares JP Morgan USD Emerging Markets Bond ETF[1]	44,355	4,973,083
iShares MSCI Switzerland Capped ETF	107,850	3,581,698
UBS Emerging Markets Equity Relationship Fund*[7]	410,586	15,263,152
UBS Global Corporate Bond Relationship Fund*[7]	1,442,489	19,650,019

Total investment companies (cost $50,396,752)		50,734,874

	Number of rights
Rights: 0.02%
Philippines: 0.02%
GT Capital Holdings, Inc., expires 12/31/15* (cost $0)	1,610	48,198

	Shares
Short-term investment: 19.02%
Investment company: 19.02%
UBS Cash Management Prime Relationship Fund[7] (cost $46,221,565)	46,221,565	46,221,565

	Number of contracts
Options purchased: 0.21%
Put options: 0.21%
S&P 500 Index, strike @ USD 1,700, expires December 2016 (cost $529,968)	59	509,760

	Shares
Investment of cash collateral from securities loaned: 3.25%
UBS Private Money Market Fund LLC[7] (cost $7,905,130)	7,905,130	7,905,130

Total investments: 101.03% (cost $235,568,219)		245,533,522
Liabilities, in excess of cash and other assets — (1.03)%		(2,503,671)

Net assets — 100.00%		$243,029,851

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$16,545,974
Gross unrealized depreciation	(6,580,671)

Net unrealized appreciation of investments	$9,965,303

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	USD	1,031,293	AUD	1,364,665	06/18/15	$3,586
HSBC	BRL	2,920,000	USD	882,042	06/18/15	(12,063)
HSBC	USD	11,820,705	JPY	1,433,400,000	06/18/15	143,854
JPMCB	CHF	5,370,000	USD	5,355,193	06/18/15	(188,360)
JPMCB	CNY	16,505,000	USD	2,649,490	06/18/15	10,014
JPMCB	GBP	860,000	USD	1,274,601	06/18/15	(446)
JPMCB	HKD	7,595,000	USD	977,825	06/18/15	(1,704)
JPMCB	ILS	6,980,000	USD	1,739,716	06/18/15	(14,662)
JPMCB	KRW	6,448,000,000	USD	5,732,065	06/18/15	(65,519)
JPMCB	MYR	15,671,000	USD	4,221,827	06/18/15	18,817
JPMCB	NOK	2,320,000	USD	284,194	06/18/15	(3,194)
JPMCB	RUB	38,514,288	USD	607,289	06/18/15	(33,650)
JPMCB	TWD	44,400,000	USD	1,406,042	06/18/15	(13,307)
JPMCB	USD	2,128,739	CAD	2,715,000	06/18/15	12,652
JPMCB	USD	3,286,176	INR	208,590,000	06/18/15	(8,444)
JPMCB	USD	4,263,924	MXN	66,580,000	06/18/15	78,059
JPMCB	USD	2,783,040	PHP	123,400,000	06/18/15	(34,841)
JPMCB	USD	727,995	PLN	2,865,000	06/18/15	26,089
JPMCB	USD	1,583,670	SEK	13,670,000	06/18/15	5,585
JPMCB	USD	1,486,503	SGD	2,070,000	06/18/15	18,926
SSB	EUR	3,250,000	CHF	3,417,229	06/18/15	29,378
SSB	NZD	13,275,000	USD	9,649,000	06/18/15	(200,969)
SSB	USD	13,321,800	EUR	12,550,000	06/18/15	186,991
Net unrealized depreciation on forward foreign currency contracts						$(43,208)

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 84 contracts (USD)	June 2015	$13,941,048	$14,269,500	$328,452
10 Year US Treasury Notes, 154 contracts (USD)	June 2015	19,590,611	19,851,562	260,951

US Treasury futures sell contracts:
2 Year US Treasury Notes, 45 contracts (USD)	June 2015	(9,828,240)	(9,862,031)	(33,791)
5 Year US Treasury Notes, 211 contracts (USD)	June 2015	(25,112,089)	(25,364,508)	(252,419)

Index futures buy contracts:
DAX Index, 8 contracts (EUR)	June 2015	2,621,203	2,572,766	(48,437)
FTSE 100 Index, 36 contracts (GBP)	June 2015	3,630,973	3,590,524	(40,449)
Hong Kong Hang Seng Index, 94 contracts (HKD)	April 2015	7,374,571	7,512,307	137,736
KOSPI 200 Index, 20 contracts (KRW)	June 2015	2,309,663	2,316,550	6,887
MSCI Taiwan Index, 36 contracts (USD)	April 2015	1,298,693	1,270,800	(27,893)
S&P 500 Index, 262 contracts (USD)	June 2015	26,750,789	26,996,480	245,691
TOPIX Index, 93 contracts (JPY)	June 2015	11,826,328	11,941,554	115,226

Index futures sell contracts:
FTSE China A50 Index, 657 contracts (USD)	April 2015	(7,778,764)	(7,815,015)	(36,251)
Mini MSCI Emerging Markets Index, 206 contracts (USD)	June 2015	(9,537,182)	(10,015,720)	(478,538)
OMXS30 Index, 127 contracts (SEK)	April 2015	(2,429,205)	(2,439,161)	(9,956)

Interest rate futures buy contracts:
Australian Government 3 Year Bond, 244 contracts (AUD)	June 2015	20,815,693	20,935,167	119,474
Long Gilt, 26 contracts (GBP)	June 2015	4,571,909	4,657,135	85,226

Interest rate futures sell contracts:
Japanese Government 10 Year Bond, 8 contracts (JPY)	June 2015	(9,815,735)	(9,819,986)	(4,251)
Net unrealized appreciation on futures contracts				$367,658

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$64,910,728	$58,376,639	$—	$123,287,367
Mortgage & agency debt security	—	35,119	—	35,119
US government obligations	—	5,198,747	—	5,198,747
Non-US government obligations	—	11,592,762	—	11,592,762
Investment companies	15,821,703	34,913,171	—	50,734,874
Rights	—	48,198	—	48,198
Short-term investment	—	46,221,565	—	46,221,565
Options purchased	509,760	—	—	509,760
Investment of cash collateral from securities loaned	—	7,905,130	—	7,905,130
Forward foreign currency contracts	—	533,951	—	533,951
Futures contracts	1,039,794	259,849	—	1,299,643

Total	$82,281,985	$165,085,131	$—	$247,367,116

Liabilities
Forward foreign currency contracts	$—	$(577,159)	$—	$(577,159)
Futures contracts	(833,143)	(98,842)	—	(931,985)

Total	$(833,143)	$(676,001)	$—	$(1,509,144)

At March 31, 2015, $58,537,646 of common stocks and futures contracts, net were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures.

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

Portfolio footnotes

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at March 31, 2015.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $2,436,950 or 1.00% of net assets.

[3]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2015, the value of these securities amounted to $2,848,333 or 1.17% of net assets.

[4]

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[5]	Amount represents less than 0.005%.
[6]

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

[7]	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/14	Purchases during the three months ended 03/31/15	Sales during the three months ended 03/31/15	Net realized gain during the three months ended 03/31/15	Change in net unrealized appreciation during the three months ended 03/31/15	Value 03/31/15	Net income earned from affiliate for the three months ended 03/31/15
UBS Cash Management Prime Relationship Fund	$77,302,320	$14,071,393	$45,152,148	$—	$—	$46,221,565	$14,472
UBS Private Money Market Fund LLC[a]	7,123,164	40,294,124	39,512,158	—	—	7,905,130	626
UBS Emerging Markets Equity Relationship Fund	17,031,614	—	2,480,964	—	712,502	15,263,152	—
UBS Global Corporate Bond Fund Relationship Fund	—	19,500,000	—	—	150,019	19,650,019	—

	$101,457,098	$73,865,517	$87,145,270	$—	$862,521	$89,039,866	$15,098

[a]	The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2015

Common stocks
Auto components	2.80%
Automobiles	4.60
Banks	18.77
Beverages	2.59
Chemicals	3.38
Construction materials	4.36
Containers & packaging	1.38
Diversified consumer services	1.09
Diversified financial services	1.69
Electronic equipment, instruments & components	2.08
Food products	1.25
Insurance	5.56
Internet software & services	2.66
IT services	3.60
Media	5.98
Metals & mining	2.70
Oil, gas & consumable fuels	4.54
Personal products	2.88
Pharmaceuticals	1.21
Real estate management & development	2.98
Semiconductors & semiconductor equipment	7.38
Technology hardware, storage & peripherals	4.64
Transportation infrastructure	1.28
Wireless telecommunication services	5.81

Total common stocks	95.21%
Preferred stocks	3.06
Short-term investment	1.49
Investment of cash collateral from securities loaned	0.41

Total investments	100.17%
Liabilities, in excess of cash and other assets	(0.17)

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks: 95.21%
Brazil: 5.73%
Banco Bradesco SA ADR	434,772	$4,034,684
Itau Unibanco Holding SA ADR	439,382	4,859,565
Klabin SA	492,000	2,805,659

Total Brazil common stocks		11,699,908

China: 26.63%
Anhui Conch Cement Co., Ltd., H Shares	666,000	2,514,981
China Construction Bank Corp., H Shares	8,265,300	6,860,093
China Merchants Holdings International Co., Ltd.	664,723	2,604,918
China Mobile Ltd.	718,000	9,357,259
China Overseas Land & Investment Ltd.	994,000	3,210,020
China Pacific Insurance Group Co., Ltd., H Shares	970,000	4,613,948
China Resources Land Ltd.	1,016,766	2,873,591
Fuyao Glass Industry Group Co. Ltd.*,[1]	832,800	2,041,005
Hengan International Group Co., Ltd.	488,900	5,884,802
Ping An Insurance Group Co. of China Ltd., H Shares	560,500	6,724,112
TAL Education Group ADR*,[2]	67,100	2,229,062
Tencent Holdings Ltd.	285,700	5,425,419

Total China common stocks		54,339,210

India: 12.65%
HDFC Bank Ltd.	225,550	4,346,434
ICICI Bank Ltd.	522,135	2,643,519
Infosys Ltd. ADR	100,400	3,522,032
Mahindra & Mahindra Ltd.	211,312	4,010,960
Reliance Industries Ltd.	218,453	2,885,105
State Bank of India	497,089	2,123,453
Sun Pharmaceutical Industries Ltd.	150,805	2,467,670
Wipro Ltd.	380,377	3,824,179

Total India common stocks		25,823,352

Indonesia: 4.98%
Astra International Tbk PT	8,202,860	5,372,631
Bank Central Asia Tbk PT	2,471,900	2,801,529
Indocement Tunggal Prakarsa Tbk PT	609,500	1,020,823
Semen Indonesia Persero Tbk PT	922,200	961,470

Total Indonesia common stocks		10,156,453

Mexico: 5.70%
Fomento Economico Mexicano SAB de CV ADR*	33,200	3,104,200
Grupo Financiero Banorte SAB de CV, Class O	893,900	5,187,533
Grupo Mexico SAB de CV, Series B	1,127,900	3,331,163

Total Mexico common stocks		11,622,896

Peru: 1.07%
Southern Copper Corp.[2]	74,682	2,179,221

Poland: 1.09%
Powszechna Kasa Oszczednosci Bank Polski SA	248,515	2,224,315

Russia: 3.37%
Lukoil OAO ADR	110,609	5,080,271
Sberbank of Russia	1,659,633	1,789,599

Total Russia common stocks		6,869,870

UBS Emerging Markets Equity Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks — (concluded)
South Africa: 8.31%
FirstRand Ltd.	751,959	$3,456,786
Naspers Ltd., Class N	79,544	12,201,335
Sasol Ltd.	38,588	1,302,870

Total South Africa common stocks		16,960,991

South Korea: 8.69%
Hyundai Mobis Co. Ltd.	16,611	3,679,429
LG Chem Ltd.	22,575	4,582,544
Samsung Electronics Co., Ltd.	7,304	9,471,487

Total South Korea common stocks		17,733,460

Taiwan: 10.72%
Advanced Semiconductor Engineering, Inc.	1,946,000	2,635,144
Hon Hai Precision Industry Co., Ltd.	1,452,720	4,252,315
Taiwan Semiconductor Manufacturing Co., Ltd.	2,675,000	12,432,227
Uni-President Enterprises Corp.	1,526,000	2,550,224

Total Taiwan common stocks		21,869,910

Thailand: 4.50%
Advanced Info Service PCL	342,700	2,490,510
PTT Global Chemical PCL	281,900	452,520
PTT Global Chemical PCL NVDR	1,152,600	1,850,211
Siam Cement PCL NVDR	279,700	4,400,342

Total Thailand common stocks		9,193,583

Turkey: 0.70%
Akbank TAS	486,506	1,427,178

United Kingdom: 1.07%
SABMiller PLC	41,800	2,186,505

Total common stocks (cost $182,446,402)		194,286,852

Preferred stocks: 3.06%
Brazil: 2.16%
Cia Brasileira de Distribuicao, Preference shares	100,000	3,000,109
Petroleo Brasileiro SA, Preference shares	457,289	1,394,126

Total Brazil preferred stocks		4,394,235

South Korea: 0.90%
Samsung Electronics Co., Ltd., Preference shares	1,845	1,832,007

Total preferred stocks (cost $10,280,347)		6,226,242

Short-term investment: 1.49%
Investment company: 1.49%
UBS Cash Management Prime Relationship Fund[3] (cost $3,043,181)	3,043,181	3,043,181

Investment of cash collateral from securities loaned: 0.41%
UBS Private Money Market Fund LLC[3] (cost $845,388)	845,388	845,388

Total investments: 100.17% (cost $196,615,318)		204,401,663
Liabilities, in excess of cash and other assets — (0.17)%		(337,783)

Net assets — 100.00%		$204,063,880

UBS Emerging Markets Equity Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$26,738,108
Gross unrealized depreciation	(18,951,763)

Net unrealized appreciation of investments	$7,786,345

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$36,333,389	$157,953,463	$—	$194,286,852
Preferred stocks	4,394,235	1,832,007	—	6,226,242
Short-term investment	—	3,043,181	—	3,043,181
Investment of cash collateral from securities loaned	—	845,388	—	845,388

Total	$40,727,624	$163,674,039	$—	$204,401,663

At March 31, 2015, $159,785,470 of common and preferred stocks were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures.

Portfolio footnotes

*	Non-income producing security.
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of this security amounted to $2,041,005 or 1.00% of net assets.

[2]	Security, or portion thereof, was on loan at March 31, 2015.
[3]	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/14	Purchases during the three months ended 03/31/15	Sales during the three months ended 03/31/15	Value 03/31/15	Net income earned from affiliate for the three months ended 03/31/15
UBS Cash Management Prime Relationship Fund	$2,957,120	$15,985,318	$15,899,257	$3,043,181	$614
UBS Private Money Market Fund LLC[a]	—	5,004,733	4,159,345	845,388	31

	$2,957,120	$20,990,051	$20,058,602	$3,888,569	$645

[a]	The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS International Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2015

Common stocks
Airlines	2.77%
Auto components	1.90
Automobiles	5.55
Banks	11.59
Beverages	2.46
Chemicals	2.45
Construction materials	1.09
Diversified financial services	2.96
Diversified telecommunication services	1.27
Electric utilities	0.56
Electrical equipment	1.53
Electronic equipment, instruments & components	1.35
Food products	4.75
Hotels, restaurants & leisure	1.03
Household durables	1.55
Industrial conglomerates	1.64
Insurance	9.61
Machinery	2.56
Marine	1.19
Media	1.31
Metals & mining	5.32
Multi-utilities	0.80
Oil, gas & consumable fuels	6.45
Pharmaceuticals	10.33
Real estate investment trust (REIT)	1.77
Real estate management & development	1.20
Semiconductors & semiconductor equipment	1.24
Software	3.05
Textiles, apparel & luxury goods	2.62
Tobacco	1.55
Trading companies & distributors	2.56
Wireless telecommunication services	3.60

Total common stocks	99.61%
Short-term investment	0.02
Investment of cash collateral from securities loaned	4.67

Total investments	104.30%
Liabilities, in excess of cash and other assets	(4.30)

Net assets	100.00%

UBS International Equity Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks: 99.61%
Australia: 1.77%
Westfield Corp.	117,403	$850,833

Canada: 5.93%
Canadian Oil Sands Ltd.	43,600	339,079
Husky Energy, Inc.	25,300	516,367
Suncor Energy, Inc.	23,700	692,540
Teck Resources Ltd., Class B1	25,700	352,664
Toronto-Dominion Bank	22,300	954,469

Total Canada common stocks		2,855,119

China: 4.14%
AIA Group Ltd.	191,445	1,201,985
Jardine Matheson Holdings Ltd.	12,500	789,765

Total China common stocks		1,991,750

Denmark: 2.21%
A.P. Moeller - Maersk A/S, Class B1	273	570,632
Danske Bank A/S	18,743	494,125

Total Denmark common stocks		1,064,757

Finland: 1.95%
Sampo Oyj, Class A	18,609	938,608

France: 4.82%
Danone SA	12,655	853,046
LVMH Moet Hennessy Louis
Vuitton SE	4,156	731,386
Schneider Electric SE	9,466	736,633

Total France common stocks		2,321,065

Germany: 7.76%
AIXTRON SE*,1	25,465	191,712
Bayer AG	8,108	1,213,086
Daimler AG1	7,986	766,933
E.ON SE	26,027	386,994
HeidelbergCement AG	6,654	526,214
ThyssenKrupp AG	24,676	646,023

Total Germany common stocks		3,730,962

Ireland: 3.31%
Ryanair Holdings PLC ADR	8,500	567,545
Shire PLC	12,832	1,023,007

Total Ireland common stocks		1,590,552

Israel: 1.56%
Check Point Software Technologies Ltd.*	9,150	750,025

Italy: 2.48%
Intesa Sanpaolo SpA	206,366	700,407
Mediolanum SpA	60,885	490,982

Total Italy common stocks		1,191,389

Japan: 25.43%
Astellas Pharma, Inc.	58,700	961,794
Bridgestone Corp.	12,600	504,503
Fuji Heavy Industries Ltd.	22,600	750,235
Hino Motors Ltd.	42,500	604,716

UBS International Equity Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks — (continued)
Japan — (concluded)
Hitachi Ltd.	95,000	$648,836
Inpex Corp.	51,700	569,671
ITOCHU Corp.	43,800	473,998
Japan Airlines Co., Ltd.	24,600	765,239
KDDI Corp.	49,200	1,111,552
Mitsubishi UFJ Financial Group, Inc.	131,200	812,576
ORIX Corp.	56,300	791,079
Panasonic Corp.	56,800	745,900
Shin-Etsu Chemical Co., Ltd.	11,100	724,698
Sumitomo Realty & Development Co., Ltd.	16,000	576,022
THK Co., Ltd.	24,700	627,647
Toyota Industries Corp.	7,200	411,818
Toyota Motor Corp.	16,500	1,151,761

Total Japan common stocks		12,232,045

Netherlands: 4.24%
Heineken NV	8,086	617,177
ING Groep NV CVA*	66,309	971,293
Koninklijke DSM NV	8,109	451,950

Total Netherlands common stocks		2,040,420

Norway: 1.27%
Telenor ASA	30,219	609,831

Spain: 4.24%
Acciona SA*	3,492	268,942
Banco Santander SA	82,622	619,365
Bankia SA*	375,529	523,346
Mediaset Espana Comunicacion SA*	50,178	628,165

Total Spain common stocks		2,039,818

Sweden: 0.44%
Lundin Petroleum AB*	15,646	214,081

Switzerland: 6.55%
Glencore PLC*	167,842	708,586
Novartis AG	17,933	1,769,996
Zurich Insurance Group AG*	1,987	671,610

Total Switzerland common stocks		3,150,192

United Kingdom: 20.48%
Anglo American PLC[1]	27,522	411,040
ARM Holdings PLC	24,882	404,116
Ashtead Group PLC	47,335	759,149
Associated British Foods PLC	11,333	472,962
Aviva PLC	77,645	621,384
BP PLC	118,688	769,355
Burberry Group PLC	20,653	530,379
Imperial Tobacco Group PLC	17,036	747,306
Lloyds Banking Group PLC*	431,419	500,074
London Stock Exchange Group PLC	17,451	634,693
Prudential PLC	28,110	697,562
Rio Tinto PLC	10,710	441,647
SABMiller PLC	10,797	565,566

UBS International Equity Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks — (concluded)
United Kingdom — (concluded)
Sage Group PLC	103,725	$716,504
Unilever NV CVA	22,930	958,189
Vodafone Group PLC	189,811	621,123

Total United Kingdom common stocks		9,851,049

United States: 1.03%
Carnival PLC	10,122	494,971

Total common stocks (cost $42,509,315)		47,917,467

Short-term investment: 0.02%
Investment company: 0.02%
UBS Cash Management Prime Relationship Fund[2] (cost $8,694)	8,694	8,694

Investment of cash collateral from securities loaned: 4.67%
UBS Private Money Market Fund LLC[2] (cost $2,247,467)	2,247,467	2,247,467

Total investments: 104.30% (cost $44,765,476)		50,173,628
Liabilities, in excess of cash and other assets — (4.30)%		(2,070,296)

Net assets — 100.00%		$48,103,332

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,809,285
Gross unrealized depreciation	(3,401,133)

Net unrealized appreciation of investments	$5,408,152

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	USD	198,420	AUD	262,560	06/18/15	$690
JPMCB	CHF	845,000	USD	842,670	06/18/15	(29,640)
JPMCB	DKK	2,290,000	USD	326,364	06/18/15	(4,090)
JPMCB	GBP	1,735,000	USD	2,571,433	06/18/15	(899)
JPMCB	HKD	4,990,000	USD	642,442	06/18/15	(1,120)
JPMCB	ILS	2,225,000	USD	554,566	06/18/15	(4,674)
JPMCB	JPY	262,900,000	USD	2,168,049	06/18/15	(26,372)
JPMCB	NOK	2,330,000	USD	285,419	06/18/15	(3,208)
JPMCB	USD	1,385,826	AUD	1,820,000	06/18/15	(5,649)
JPMCB	USD	912,795	CAD	1,165,000	06/18/15	6,071
JPMCB	USD	874,909	EUR	825,000	06/18/15	13,119
JPMCB	USD	241,790	GBP	165,000	06/18/15	2,842
JPMCB	USD	1,047,284	SEK	9,040,000	06/18/15	3,694
JPMCB	USD	779,157	SGD	1,085,000	06/18/15	9,920
Net unrealized depreciation on forward foreign currency contracts						$(39,316)

UBS International Equity Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$4,204,160	$43,713,307	$—	$47,917,467
Short-term investment	—	8,694	—	8,694
Investment of cash collateral from securities loaned	—	2,247,467	—	2,247,467
Forward foreign currency contracts	—	36,336	—	36,336

Total	$4,204,160	$46,005,804	$—	$50,209,964

Liabilities

Forward foreign currency contracts	$—	$(75,652)	$—	$(75,652)

At March 31, 2015, $43,713,307 of common stocks were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures.

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at March 31, 2015.
[2]	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/14	Purchases during the three months ended 03/31/15	Sales during the three months ended 03/31/15	Value 03/31/15	Net income earned from affiliate for the three months ended 03/31/15
UBS Cash Management Prime Relationship Fund	$588,269	$1,150,606	$1,730,181	$8,694	$128
UBS Private Money Market Fund LLC[a]	577,046	9,897,080	8,226,659	2,247,467	45

	$1,165,315	$11,047,686	$9,956,840	$2,256,161	$173

[a]	The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2015

Common stocks
Automobiles	3.17%
Banks	9.91
Beverages	2.59
Biotechnology	5.69
Capital markets	2.12
Chemicals	3.58
Consumer finance	3.85
Diversified telecommunication services	1.72
Electronic equipment, instruments & components	1.53
Energy equipment & services	1.99
Food & staples retailing	2.59
Food products	2.92
Health care equipment & supplies	2.43
Health care providers & services	6.27
Hotels, restaurants & leisure	2.90
Household durables	0.79
Industrial conglomerates	3.67
Insurance	4.91
Internet & catalog retail	2.75
IT services	0.47
Life sciences tools & services	0.98
Machinery	3.34
Media	6.47
Multiline retail	1.66
Oil, gas & consumable fuels	6.63
Pharmaceuticals	10.48
Real estate investment trust (REIT)	3.55
Road & rail	1.32
Semiconductors & semiconductor equipment	13.00
Software	4.03
Specialty retail	1.29
Technology hardware, storage & peripherals	6.17
Tobacco	2.67
Trading companies & distributors	1.77

Total common stocks	129.21%
Short-term investment	2.93

Total investments before investments sold short	132.14%

Investments sold short
Common stocks
Banks	(2.02)%
Beverages	(1.14)
Biotechnology	(2.14)
Capital markets	(2.44)
Commercial services & supplies	(1.46)
Communications equipment	(1.02)
Diversified telecommunication services	(0.36)
Electronic equipment, instruments & components	(0.86)
Energy equipment & services	(0.18)
Food products	(0.38)
Health care equipment & supplies	(2.50)
Health care providers & services	(1.31)
Hotels, restaurants & leisure	(2.84)
Household durables	(0.29)
Household products	(0.33)
Insurance	(0.80)
Internet software & services	(0.38)
IT services	(0.81)
Life sciences tools & services	(1.41)
Media	(0.86)
Oil, gas & consumable fuels	(0.20)
Pharmaceuticals	(1.57)
Real estate investment trust (REIT)	(0.21)
Semiconductors & semiconductor equipment	(2.38)
Software	(1.45)
Specialty retail	(0.43)
Technology hardware, storage & peripherals	(0.62)
Textiles, apparel & luxury goods	(0.51)
Thrifts & mortgage finance	(0.74)
Wireless telecommunication services	(0.39)

Total investments sold short	(32.03)%

Total investments, net of investments sold short	100.11%
Liabilities, in excess of cash and other assets	(0.11)

Net assets	100.00%

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks: 129.21%
Automobiles: 3.17%
Ford Motor Co.[1]	154,600	$2,495,244
General Motors Co.[1]	100,900	3,783,750

		6,278,994

Banks: 9.91%
Citigroup, Inc.[1]	98,050	5,051,536
Fifth Third Bancorp[1]	110,500	2,082,925
JPMorgan Chase & Co.[1]	96,600	5,852,028
US Bancorp[1]	101,850	4,447,790
Wells Fargo & Co.[1]	40,400	2,197,760

		19,632,039

Beverages: 2.59%
PepsiCo, Inc.[1]	53,600	5,125,232

Biotechnology: 5.69%
Acorda Therapeutics, Inc.*[1]	70,700	2,352,896
Alnylam Pharmaceuticals, Inc.*[1]	30,000	3,132,600
Bluebird Bio, Inc.*[1]	8,500	1,026,545
Chimerix, Inc.*[1]	87,600	3,301,644
Lexicon Pharmaceuticals, Inc.*[1]	909,300	858,652
MacroGenics, Inc.*[1]	7,300	229,001
Regulus Therapeutics, Inc.*[1]	21,700	367,598

		11,268,936

Capital markets: 2.12%
Invesco Ltd.[1]	60,450	2,399,261
Morgan Stanley[1]	50,500	1,802,345

		4,201,606

Chemicals: 3.58%
Monsanto Co.[1]	20,800	2,340,832
Praxair, Inc.[1]	39,300	4,745,082

		7,085,914

Consumer finance: 3.85%
American Express Co.[1]	45,000	3,515,400
Capital One Financial Corp.[1]	52,150	4,110,463

		7,625,863

Diversified telecommunication services: 1.72%
Pacific DataVision, Inc.*[1,2]	68,200	3,410,000

Electronic equipment, instruments & components: 1.53%
Jabil Circuit, Inc.[1]	129,900	3,037,062

Energy equipment & services: 1.99%
Halliburton Co.[1]	38,100	1,671,828
McDermott International, Inc.*[1]	233,950	898,368
Noble Corp. PLC[1]	96,000	1,370,880

		3,941,076

Food & staples retailing: 2.59%
Rite Aid Corp.*[1]	172,600	1,499,894
Walgreens Boots Alliance, Inc.[1]	42,800	3,624,304

		5,124,198

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks — (continued)
Food products: 2.92%
Mondelez International, Inc., Class A1	160,400	$5,788,836

Health care equipment & supplies: 2.43%
Baxter International, Inc.[1]	22,100	1,513,850
HeartWare International, Inc.*[1]	17,500	1,535,975
Thoratec Corp.*[1]	42,200	1,767,758

		4,817,583

Health care providers & services: 6.27%
Envision Healthcare Holdings, Inc.*[1]	64,900	2,488,915
Laboratory Corp. of America Holdings*[1]	39,500	4,980,555
UnitedHealth Group, Inc.[1]	41,900	4,956,351

		12,425,821

Hotels, restaurants & leisure: 2.90%
Yum! Brands, Inc.[1]	73,100	5,754,432

Household durables: 0.79%
Lennar Corp., Class A1	30,100	1,559,481

Industrial conglomerates: 3.67%
Danaher Corp.[1]	32,900	2,793,210
General Electric Co.[1]	180,100	4,468,281

		7,261,491

Insurance: 4.91%
Aon PLC[1]	26,400	2,537,568
Lincoln National Corp.[1]	61,200	3,516,552
MetLife, Inc.[1]	72,600	3,669,930

		9,724,050

Internet & catalog retail: 2.75%
Amazon.com, Inc.*[1]	14,650	5,451,265

IT services: 0.47%
ServiceSource International, Inc.*[1]	298,200	924,420

Life sciences tools & services: 0.98%
Bio-Rad Laboratories, Inc., Class A*[1]	14,300	1,933,074

Machinery: 3.34%
Colfax Corp.*[1]	41,600	1,985,568
Joy Global, Inc.[1]	61,500	2,409,570
Parker-Hannifin Corp.[1]	18,700	2,221,186

		6,616,324

Media: 6.47%
CBS Corp. (Non-Voting), Class B1	50,800	3,080,004
Time Warner Cable, Inc.[1]	31,800	4,766,184
Walt Disney Co.[1]	47,400	4,971,786

		12,817,974

Multiline retail: 1.66%
Macy’s, Inc.[1]	50,600	3,284,446

Oil, gas & consumable fuels: 6.63%
Approach Resources, Inc.*[1]	106,900	704,471
Chevron Corp.[1]	20,000	2,099,600

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks — (continued)
Oil, gas & consumable fuels — (concluded)
Cobalt International Energy, Inc.*[1]	173,400	$1,631,694
EOG Resources, Inc.[1]	26,900	2,466,461
Gulfport Energy Corp.*[1]	22,700	1,042,157
Laredo Petroleum, Inc.*[1]	63,000	821,520
Oasis Petroleum, Inc.*[1]	53,100	755,082
PDC Energy, Inc.*[1]	37,500	2,026,500
SM Energy Co.[1]	30,700	1,586,576

		13,134,061

Pharmaceuticals: 10.48%
Actavis PLC*[1]	15,000	4,464,300
Catalent, Inc.*[1]	55,500	1,728,825
Eli Lilly & Co.[1]	75,700	5,499,605
Impax Laboratories, Inc.*[1]	114,700	5,375,989
Johnson & Johnson[1]	8,600	865,160
Teva Pharmaceutical Industries Ltd. ADR	45,300	2,822,190

		20,756,069

Real estate investment trust (REIT): 3.55%
American Campus Communities, Inc.[1]	20,500	878,835
Digital Realty Trust, Inc.[1]	48,200	3,179,272
Simon Property Group, Inc.[1]	15,200	2,973,728

		7,031,835

Road & rail: 1.32%
Hertz Global Holdings, Inc.*[1]	120,200	2,605,936

Semiconductors & semiconductor equipment: 13.00%
Altera Corp.[1]	80,900	3,471,419
Applied Materials, Inc.[1]	158,900	3,584,784
Broadcom Corp., Class A1	66,500	2,879,117
Freescale Semiconductor Ltd.*[1]	86,650	3,531,854
Mellanox Technologies Ltd.*[1]	68,200	3,092,188
Micron Technology, Inc.*[1]	114,500	3,106,385
NXP Semiconductors NV*[1]	32,500	3,261,700
Silicon Laboratories, Inc.*[1]	55,500	2,817,735

		25,745,182

Software: 4.03%
Check Point Software Technologies Ltd.*[1]	43,600	3,573,892
Symantec Corp.[1]	188,550	4,405,471

		7,979,363

Specialty retail: 1.29%
Best Buy Co., Inc.[1]	67,900	2,565,941

Technology hardware, storage & peripherals: 6.17%
Apple, Inc.[1]	77,400	9,630,882
NetApp, Inc.[1]	72,800	2,581,488

		12,212,370

Tobacco: 2.67%
Philip Morris International, Inc.[1]	70,200	5,288,166

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Common stocks — (concluded)
Trading companies & distributors: 1.77%
Fastenal Co.[1]	84,400	$3,497,114

Total common stocks (cost $202,419,960)		255,906,154

Short-term investment: 2.93%
Investment company: 2.93%
UBS Cash Management Prime Relationship Fund[3] (cost $5,802,757)	5,802,757	5,802,757

Total investments before investments sold short: 132.14% (cost $208,222,717)		261,708,911

Investments sold short: (32.03)%
Common stocks: (32.03)%
Banks: (2.02)%
Associated Banc-Corp.	(38,800)	(721,680)
BancorpSouth, Inc.	(32,500)	(754,650)
Bank of America Corp.	(43,600)	(671,004)
First Niagara Financial Group, Inc.	(60,850)	(537,914)
Westamerica Bancorporation	(15,400)	(665,434)
Zions Bancorporation	(24,000)	(648,000)

		(3,998,682)

Beverages: (1.14)%
Brown-Forman Corp., Class B	(7,000)	(632,450)
Constellation Brands, Inc., Class A	(8,300)	(964,543)
Dr. Pepper Snapple Group, Inc.	(8,300)	(651,384)

		(2,248,377)

Biotechnology: (2.14)%
Celgene Corp.	(10,600)	(1,221,968)
Intrexon Corp.	(23,500)	(1,066,195)
Repligen Corp.	(28,750)	(872,850)
United Therapeutics Corp.	(6,300)	(1,086,340)

		(4,247,353)

Capital markets: (2.44)%
Charles Schwab Corp.	(52,700)	(1,604,188)
Janus Capital Group, Inc.	(60,300)	(1,036,557)
Northern Trust Corp.	(8,300)	(578,095)
Stifel Financial Corp.	(16,200)	(903,150)
TD Ameritrade Holding Corp.	(19,300)	(719,118)

		(4,841,108)

Commercial services & supplies: (1.46)%
Healthcare Services Group, Inc.	(56,800)	(1,824,984)
Stericycle, Inc.	(7,600)	(1,067,268)

		(2,892,252)

Communications equipment: (1.02)%
Brocade Communications Systems, Inc.	(62,200)	(738,003)
F5 Networks, Inc.	(5,200)	(597,688)
Motorola Solutions, Inc.	(10,200)	(680,034)

		(2,015,725)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Investments sold short — (continued)
Common stocks — (continued)
Diversified telecommunication services: (0.36)%
Frontier Communications Corp.	(102,300)	$(721,215)

Electronic equipment, instruments & components: (0.86)%
Flextronics International Ltd.	(66,500)	(842,887)
Zebra Technologies Corp., Class A	(9,500)	(861,793)

		(1,704,680)

Energy equipment & services: (0.18)%
FMC Technologies, Inc.	(9,400)	(347,894)

Food products: (0.38)%
McCormick & Co. Inc. (Non-voting)	(9,750)	(751,823)

Health care equipment & supplies: (2.50)%
Abaxis, Inc.	(17,000)	(1,089,870)
DENTSPLY International, Inc.	(13,500)	(687,015)
IDEXX Laboratories, Inc.	(5,100)	(787,848)
STERIS Corp.	(10,100)	(709,727)
Zeltiq Aesthetics, Inc.	(31,100)	(958,813)
Zimmer Holdings, Inc.	(6,100)	(716,872)

		(4,950,145)

Health care providers & services: (1.31)%
Bio-Reference Laboratories, Inc.	(29,700)	(1,046,628)
MEDNAX, Inc.	(11,500)	(833,865)
Patterson Cos., Inc.	(14,700)	(717,213)

		(2,597,706)

Hotels, restaurants & leisure: (2.84)%
Buffalo Wild Wings, Inc.	(5,300)	(960,572)
Choice Hotels International, Inc.	(32,300)	(2,069,461)
Hyatt Hotels Corp., Class A	(17,700)	(1,048,194)
Starwood Hotels & Resorts Worldwide, Inc.	(9,300)	(776,550)
Wendy’s Co.	(70,200)	(765,180)

		(5,619,957)

Household durables: (0.29)%
Garmin Ltd.	(12,000)	(570,240)

Household products: (0.33)%
Clorox Co.	(6,000)	(662,340)

Insurance: (0.80)%
American International Group, Inc.	(28,900)	(1,583,431)

Internet software & services: (0.38)%
Akamai Technologies, Inc.	(10,600)	(753,077)

IT services: (0.81)%
Cognizant Technology Solutions Corp., Class A	(15,600)	(973,284)
Xerox Corp.	(48,500)	(623,225)

		(1,596,509)

Life sciences tools & services: (1.41)%
Mettler-Toledo International, Inc.	(3,900)	(1,281,735)
PerkinElmer, Inc.	(15,900)	(813,126)
Thermo Fisher Scientific, Inc.	(5,200)	(698,568)

		(2,793,429)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Shares	Value
Investments sold short — (concluded)
Common stocks — (concluded)
Media: (0.86)%
Cablevision Systems Corp., Class A	(36,500)	$(667,950)
Gannett Co., Inc.	(28,000)	(1,038,240)

		(1,706,190)

Oil, gas & consumable fuels: (0.20)%
Hess Corp.	(5,950)	(403,827)

Pharmaceuticals: (1.57)%
AbbVie, Inc.	(19,200)	(1,123,968)
Endo International PLC	(14,900)	(1,336,530)
Sagent Pharmaceuticals, Inc.	(27,700)	(644,025)

		(3,104,523)

Real estate investment trust (REIT): (0.21)%
Equity Residential	(5,400)	(420,444)

Semiconductors & semiconductor equipment: (2.38)%
Cavium, Inc.	(13,400)	(948,988)
KLA-Tencor Corp.	(8,300)	(483,807)
Linear Technology Corp.	(14,200)	(664,560)
Microchip Technology, Inc.	(14,700)	(718,830)
Teradyne, Inc.	(37,900)	(714,415)
Texas Instruments, Inc.	(20,500)	(1,172,292)

		(4,702,892)

Software: (1.45)%
Electronic Arts, Inc.	(21,800)	(1,282,167)
Red Hat, Inc.	(11,300)	(855,975)
Synopsys, Inc.	(16,000)	(741,120)

		(2,879,262)

Specialty retail: (0.43)%
Staples, Inc.	(52,300)	(851,706)

Technology hardware, storage & peripherals: (0.62)%
Diebold, Inc.	(18,400)	(652,464)
Seagate Technology PLC	(11,000)	(572,330)

		(1,224,794)

Textiles, apparel & luxury goods: (0.51)%
Under Armour, Inc., Class A	(12,400)	(1,001,300)

Thrifts & mortgage finance: (0.74)%
Astoria Financial Corp.	(56,550)	(732,322)
People’s United Financial, Inc.	(48,000)	(729,600)

		(1,461,922)

Wireless telecommunication services: (0.39)%
SBA Communications Corp., Class A	(6,600)	(772,860)

Total investments sold short (proceeds $47,838,503)		(63,425,663)

Total investments, net of investments sold short — 100.11%		198,283,248
Liabilities, in excess of cash and other assets — (0.11)%		(225,211)

Net assets — 100.00%		$198,058,037

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$62,250,957
Gross unrealized depreciation	(8,764,763)

Net unrealized appreciation of investments	$53,486,194

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$252,496,154	$3,410,000	$—	$255,906,154
Short-term investment	—	5,802,757	—	5,802,757

Total	$252,496,154	$9,212,757	$—	$261,708,911

Liabilities

Common stocks sold short	$(63,425,663)	$—	$—	$(63,425,663)

At March 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnote

*	Non-income producing security.
[1]	All or a portion of these securities have been delivered to cover open short positions.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of this security amounted to $3,410,000 or 1.72% of net assets.

[3]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/14	Purchases during the three months ended 03/31/15	Sales during the three months ended 03/31/15	Value 03/31/15	Net income earned from affiliate for the three months ended 03/31/15
UBS Cash Management Prime Relationship Fund	$4,667,508	$7,823,728	$6,688,479	$5,802,757	$1,092

UBS Global Corporate Bond Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2015

Bonds
Corporate bonds
Airlines	0.45%
Auto components	0.21
Banks	18.80
Beverages	2.34
Biotechnology	0.35
Capital markets	3.69
Chemicals	1.44
Commercial services & supplies	0.89
Communications equipment	0.34
Construction & engineering	0.95
Consumer finance	2.17
Diversified financial services	3.66
Diversified telecommunication services	4.21
Electric utilities	4.89
Energy equipment & services	0.87
Food & staples retailing	0.30
Food products	1.42
Gas utilities	1.81
Health care equipment & supplies	0.99
Health care providers & services	0.98
Hotels, restaurants & leisure	0.23
Independent power and renewable electricity producers	0.40
Industrial conglomerates	0.42
Insurance	8.57
Internet & catalog retail	0.28
Internet software & services	0.16
IT services	0.30
Life sciences tools & services	0.23
Machinery	0.40
Marine	0.31
Media	3.53
Metals & mining	1.74
Multi-utilities	0.90
Oil, gas & consumable fuels	11.17
Pharmaceuticals	1.71
Real estate investment trust (REIT)	0.53
Real estate management & development	0.17
Road & rail	1.17
Semiconductors & semiconductor equipment	0.11
Software	0.56
Specialty retail	0.53
Textiles, apparel & luxury goods	0.08
Thrifts & mortgage finance	0.43
Tobacco	2.23
Transportation infrastructure	1.53
Water utilities	0.67
Wireless telecommunication services	1.64

Total corporate bonds	90.76%
Non-US government obligation	0.81
Supranational bonds	0.67

Total bonds	92.24%
Short-term investment	7.31

Total investments	99.55%
Cash and other assets, less liabilities	0.45

Net assets	100.00%

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds: 92.24%
Corporate bonds: 90.76%
Australia: 5.95%
Adani Abbot Point Terminal Pty Ltd.,
5.750%, due 11/01/18	AUD	705,000	$560,013
APT Pipelines Ltd.,
4.200%, due 03/23/25[1]		$645,000	652,761
Aurizon Network Pty Ltd.,
2.000%, due 09/18/24	EUR	350,000	391,899
Australia & New Zealand Banking Group Ltd.,
4.500%, due 03/19/24[2]		$200,000	209,004
Australia Pacific Airports Melbourne Pty Ltd.,
1.750%, due 10/15/24	EUR	200,000	226,609
3.125%, due 09/26/23		100,000	125,330
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43		$185,000	211,863
Commonwealth Bank of Australia,
2.250%, due 03/16/17[1]		750,000	767,576
National Australia Bank Ltd.,
2.000%, due 11/12/24[3]	EUR	375,000	407,545
2.750%, due 03/09/17		$500,000	516,357
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[2]	EUR	535,000	609,154
5.450%, due 10/14/21[2]		$250,000	274,911
QBE Insurance Group Ltd.,
2.400%, due 05/01/18[1]		200,000	201,959
2.400%, due 05/01/18[2]		200,000	201,959
6.750%, due 12/02/44[3]		900,000	972,000
Santos Finance Ltd.,
8.250%, due 09/22/70[3]	EUR	255,000	296,535
Scentre Group Trust 1,
1.500%, due 07/16/20		150,000	166,611
SGSP Australia Assets Pty Ltd.,
2.000%, due 06/30/22		230,000	261,477
Suncorp-Metway Ltd.,
1.700%, due 03/28/17[2]		$300,000	301,544
Telstra Corp. Ltd.,
4.800%, due 10/12/21[2]		240,000	274,684
Transurban Finance Co. Pty Ltd.,
1.875%, due 09/16/24	EUR	250,000	284,524

Total Australia corporate bonds			7,914,315

Belgium: 0.05%
Elia System Operator SA,
5.250%, due 05/13/19[2]		50,000	64,326

Bermuda: 0.44%
Bacardi Ltd.,
2.750%, due 07/03/23[2]		325,000	392,338
Ooredoo International Finance Ltd.,
3.875%, due 01/31/28[2]		$200,000	197,000

Total Bermuda corporate bonds			589,338

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Brazil: 0.81%
Petrobras Global Finance BV,
3.250%, due 04/01/19[2]	EUR	420,000	$400,235
3.875%, due 01/27/16		$300,000	294,264
Vale SA,
5.625%, due 09/11/42		435,000	376,449

Total Brazil corporate bonds			1,070,948

Canada: 3.39%
Bank of Montreal,
1.300%, due 07/15/16		110,000	110,788
6.020%, due 05/02/18	CAD	320,000	288,224
Bank of Nova Scotia,
4.100%, due 06/08/17		470,000	393,337
Canadian Imperial Bank of Commerce,
1.350%, due 07/18/16		$310,000	312,660
3.400%, due 01/14/16	CAD	350,000	281,412
Canadian Natural Resources Ltd.,
3.900%, due 02/01/25		$215,000	217,067
Hydro One, Inc.,
5.360%, due 05/20/36	CAD	230,000	239,058
Nexen Energy ULC,
6.400%, due 05/15/37		$340,000	427,975
Royal Bank of Canada,
2.980%, due 05/07/19	CAD	320,000	267,554
Suncor Energy, Inc.,
6.500%, due 06/15/38		$350,000	449,608
Talisman Energy, Inc.,
3.750%, due 02/01/21		325,000	319,781
TELUS Corp.,
3.750%, due 01/17/25	CAD	110,000	92,476
Thomson Reuters Corp.,
1.300%, due 02/23/17		$325,000	325,370
Toronto-Dominion Bank,
3.367%, due 11/02/20[3]	CAD	445,000	355,304
Total Capital Canada Ltd.,
1.875%, due 07/09/20[2]	EUR	100,000	115,009
Yamana Gold, Inc.,
4.950%, due 07/15/24		$320,000	314,628

Total Canada corporate bonds			4,510,251

Cayman Islands: 1.55%
Hutchison Whampoa International 09 Ltd.,
7.625%, due 04/09/19[2]		300,000	361,778
Noble Holding International Ltd.,
5.950%, due 04/01/25		170,000	166,002
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	450,000	518,396
Tencent Holdings Ltd.,
3.375%, due 05/02/19[2]		$200,000	207,226
Thames Water Utilities Cayman Finance Ltd.,
5.375%, due 07/21/25[3]	GBP	145,000	230,631

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Cayman Islands — (concluded)
XLIT Ltd.,
4.450%, due 03/31/25		$185,000	$186,197
5.250%, due 12/15/43		125,000	145,183
Yorkshire Water Services Bradford Finance Ltd.,
6.000%, due 04/24/25[3]	GBP	150,000	241,054

Total Cayman Islands corporate bonds			2,056,467

China: 0.70%
AIA Group Ltd.,
1.750%, due 03/13/18[2]		$720,000	714,693
Bank of China Ltd.,
5.000%, due 11/13/24[2]		200,000	210,202

Total China corporate bonds			924,895

Czech Republic: 0.33%
NET4GAS sro,
2.500%, due 07/28/21	EUR	380,000	433,111

Denmark: 0.31%
A.P. Moeller - Maersk A/S,
3.375%, due 08/28/19[2]		345,000	413,501

Finland: 1.06%
Elenia Finance Oyj,
2.875%, due 12/17/20		375,000	438,800
Pohjola Bank Oyj,
1.125%, due 06/17/19		200,000	220,894
1.750%, due 08/29/18		100,000	112,563
Sampo Oyj,
1.500%, due 09/16/21		100,000	110,913
Teollisuuden Voima Oyj,
2.500%, due 03/17/21		250,000	283,201
4.625%, due 02/04/19[2]		200,000	242,012

Total Finland corporate bonds			1,408,383

France: 3.34%
Arkema SA,
1.500%, due 01/20/25		200,000	217,966
BNP Paribas SA,
2.700%, due 08/20/18		$340,000	350,486
2.875%, due 03/20/26[3]	EUR	210,000	236,986
5.186%, due 06/29/15[2],[3],[4]		$50,000	50,263
BPCE SA,
2.750%, due 07/08/26[3]	EUR	200,000	224,330
Christian Dior SE,
1.375%, due 06/19/19		100,000	110,308
CNP Assurances,
4.250%, due 06/05/45[3]		100,000	119,290
Credit Agricole SA,
2.375%, due 05/20/24		100,000	119,473
Credit Logement SA,
1.177%, due 06/16/15[2,3,4]		100,000	92,084

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
France — (concluded)
Electricite de France SA,
5.625%, due 01/22/24[1,3,4]		$100,000	$106,500
5.625%, due 01/22/24[2,3,4]		300,000	319,500
6.950%, due 01/26/39[1]		140,000	196,026
GDF Suez,
4.750%, due 07/10/21[3,4]	EUR	400,000	488,163
Gecina SA,
1.500%, due 01/20/25		100,000	109,318
Infra Foch SAS,
1.250%, due 10/16/20		100,000	109,658
Orange SA,
5.875%, due 02/07/22[3,4]	GBP	200,000	317,448
Societe Des Autoroutes Paris-Rhin- Rhone,
2.250%, due 01/16/20	EUR	400,000	461,637
Total Capital International SA,
1.550%, due 06/28/17		$805,000	814,030

Total France corporate bonds			4,443,466

Germany: 0.07%
Merck KGaA,
3.375%, due 12/12/74[3]	EUR	85,000	98,329

Guernsey: 0.23%
Credit Suisse Group Guernsey I Ltd.,
7.875%, due 02/24/41[2,3]		$285,000	302,100

India: 0.19%
Reliance Industries Ltd.,
4.125%, due 01/28/25[1]		250,000	250,422

Ireland: 0.50%
Cloverie PLC for Zurich Insurance Co., Ltd.,
1.750%, due 09/16/24	EUR	100,000	113,971
FGA Capital Ireland PLC,
2.625%, due 04/17/19		300,000	340,303
Perrigo Co. PLC,
4.000%, due 11/15/23		$200,000	208,976

Total Ireland corporate bonds			663,250

Israel: 0.43%
Delek & Avner Tamar Bond Ltd.,
3.839%, due 12/30/18[1]		535,000	533,663
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21		42,000	44,234

Total Israel corporate bonds			577,897

Italy: 1.65%
2i Rete Gas SpA,
1.125%, due 01/02/20	EUR	150,000	162,800
Assicurazioni Generali SpA,
2.875%, due 01/14/20		100,000	118,262
Ei Towers SpA,
3.875%, due 04/26/18		100,000	115,834

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Italy — (concluded)
Intesa Sanpaolo SpA,
3.625%, due 08/12/15[1]		$150,000	$151,410
3.875%, due 01/16/18		200,000	209,836
4.375%, due 10/15/19[2]	EUR	300,000	371,563
Snam SpA,
3.875%, due 03/19/18[2]		445,000	524,805
Telecom Italia SpA,
8.250%, due 03/21/16		50,000	57,674
Terna Rete Elettrica Nazionale SpA,
4.125%, due 02/17/17		215,000	247,293
UniCredit SpA,
3.250%, due 01/14/21		200,000	240,650

Total Italy corporate bonds			2,200,127

Japan: 0.55%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.350%, due 09/08/19[2]		$400,000	403,777
Japan Tobacco, Inc.,
2.100%, due 07/23/18[2]		200,000	202,883
Nippon Telegraph & Telephone Corp.,
1.400%, due 07/18/17		130,000	130,471

Total Japan corporate bonds			737,131

Jersey, Channel Islands: 1.20%
AA Bond Co., Ltd.,
4.720%, due 07/31/18[2]	GBP	200,000	319,880
Gatwick Funding Ltd.,
5.250%, due 01/23/24[2]		200,000	351,978
Heathrow Funding Ltd.,
1.500%, due 02/11/30	EUR	300,000	319,689
4.600%, due 02/15/18[2]		415,000	499,259
HSBC Capital Funding LP,
5.130%, due 03/29/16[3,4]		100,000	111,001

Total Jersey, Channel Islands corporate bonds			1,601,807

Luxembourg: 0.85%
Actavis Funding SCS,
1.300%, due 06/15/17		$140,000	138,802
3.450%, due 03/15/22		240,000	245,827
4.750%, due 03/15/45		200,000	212,571
Belfius Financing Co.,
1.264%, due 02/09/17[3]	GBP	225,000	328,759
Prologis International Funding II SA,
2.875%, due 04/04/22	EUR	125,000	147,406
SES SA,
3.600%, due 04/04/23[1]		$50,000	52,335

Total Luxembourg corporate bonds			1,125,700

Mexico: 0.77%
America Movil SAB de CV,
5.000%, due 03/30/20		505,000	572,276
Series A,
5.125%, due 09/06/73[3]	EUR	125,000	146,346

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Mexico — (concluded)
Coca-Cola Femsa SAB de CV,
2.375%, due 11/26/18		$300,000	$302,640

Total Mexico corporate bonds			1,021,262

Netherlands: 6.89%
ABN AMRO Bank NV,
4.875%, due 01/16/19[2]	GBP	225,000	375,030
6.250%, due 09/13/22[3]		$350,000	381,027
Achmea BV,
2.500%, due 11/19/20	EUR	665,000	776,045
4.250%, due 02/04/25[3,4]		250,000	285,929
Allianz Finance II BV,
4.375%, due 02/17/17[3,4]		295,000	334,645
BAT Netherlands Finance BV,
2.375%, due 01/19/23[2]		390,000	465,199
Bharti Airtel International Netherlands BV,
4.000%, due 12/10/18		500,000	584,429
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20[2]		385,000	441,147
5.500%, due 09/17/15		$220,000	224,883
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
1.700%, due 03/19/18		515,000	519,545
2.500%, due 05/26/26[3]	EUR	515,000	573,718
5.500%, due 06/29/20[3,4]		320,000	361,078
Deutsche Annington Finance BV,
4.000%, due 12/17/21[3,4]	EUR	200,000	226,878
Deutsche Telekom International Finance BV,
6.500%, due 04/08/22	GBP	116,000	218,453
E.ON International Finance BV,
6.650%, due 04/30/38[1]		$95,000	125,969
EDP Finance BV,
4.625%, due 06/13/16	EUR	280,000	315,202
Heineken NV,
2.125%, due 08/04/20[2]		415,000	480,744
Koninklijke KPN NV,
6.500%, due 01/15/16		170,000	191,787
LYB International Finance BV,
5.250%, due 07/15/43		$195,000	217,301
Nomura Europe Finance NV,
1.500%, due 05/12/21	EUR	100,000	110,174
1.875%, due 05/29/18[2]		100,000	111,646
Redexis Gas Finance BV,
2.750%, due 04/08/21		295,000	346,589
REN Finance BV,
2.500%, due 02/12/25		175,000	199,982
4.750%, due 10/16/20		200,000	254,827
Repsol International Finance BV,
4.250%, due 02/12/16[2]		300,000	333,550
Siemens Financieringsmaatschappij NV,
5.125%, due 02/20/17		230,000	270,471
6.125%, due 09/14/66[3]	GBP	152,000	237,546
TenneT Holding BV,
6.655%, due 06/01/17[3,4]	EUR	165,000	195,158

Total Netherlands corporate bonds			9,158,952

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Norway: 1.05%
Avinor AS,
1.750%, due 03/20/21		100,000	$114,319
DNB Bank ASA,
3.200%, due 04/03/17[1]		$200,000	207,223
SpareBank 1 SR-Bank ASA,
2.125%, due 04/14/21	EUR	445,000	511,878
Statoil ASA,
3.125%, due 08/17/17		$290,000	303,670
4.800%, due 11/08/43		225,000	262,786

Total Norway corporate bonds			1,399,876

Portugal: 0.09%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18	EUR	100,000	117,976

Singapore: 0.16%
United Overseas Bank Ltd.,
3.750%, due 09/19/24[3]		$200,000	206,579

Slovakia: 0.13%
SPP-Distribucia AS,
2.625%, due 06/23/21	EUR	150,000	171,092

South Korea: 0.17%
GS Caltex Corp.,
5.500%, due 04/24/17[2]		$215,000	228,881

Spain: 1.83%
Aigues de Barcelona Finance SAU,
1.944%, due 09/15/21	EUR	150,000	167,975
Banco de Sabadell SA,
3.375%, due 01/23/18		100,000	117,304
BBVA Senior Finance SAU,
3.250%, due 03/21/16		100,000	110,609
BBVA US Senior SAU,
4.664%, due 10/09/15		$200,000	203,844
Santander Consumer Finance SA,
0.900%, due 02/18/20[2]	EUR	600,000	647,732
Santander International Debt SAU,
1.375%, due 03/25/17		500,000	548,177
Telefonica Emisiones SAU,
4.710%, due 01/20/20[2]		500,000	636,207

Total Spain corporate bonds			2,431,848

Sweden: 0.83%
Molnlycke Holding AB,
1.500%, due 02/28/22		100,000	111,501
PGE Sweden AB,
1.625%, due 06/09/19		100,000	111,029
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$100,000	114,600
5.125%, due 03/30/20[2]		310,000	355,261
Swedbank Hypotek AB,
2.375%, due 04/05/17[2]		400,000	410,868

Total Sweden corporate bonds			1,103,259

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Switzerland: 0.23%
Credit Suisse,
3.000%, due 10/29/21		300,000	$305,775

United Kingdom: 12.19%
Abbey National Treasury Services PLC,
4.000%, due 03/13/24		330,000	353,308
Anglian Water Services Financing PLC,
4.500%, due 02/22/26[2]	GBP	150,000	247,921
Aon PLC,
2.875%, due 05/14/26	EUR	100,000	123,231
Arqiva Financing PLC,
4.040%, due 06/30/20[2]	GBP	375,000	593,468
4.882%, due 12/31/32[2]		150,000	250,484
Barclays Banks PLC,
2.250%, due 05/10/17[1]		$400,000	409,662
5.750%, due 08/17/21[2]	GBP	185,000	333,229
6.625%, due 03/30/22[2]	EUR	400,000	561,209
Barclays Banks PLC,
4.375%, due 09/11/24		200,000	202,286
BP Capital Markets PLC,
1.375%, due 05/10/18		$265,000	263,812
2.750%, due 05/10/23		150,000	146,325
British Telecommunications PLC,
8.500%, due 12/07/16[2]	GBP	265,000	439,785
BUPA Finance PLC,
5.000%, due 04/25/23		200,000	318,872
6.125%, due 09/16/20[3,4]		30,000	48,379
Close Brothers Finance PLC,
3.875%, due 06/27/21		330,000	527,966
Diageo Capital PLC,
3.875%, due 04/29/43		$215,000	214,874
EE Finance PLC,
4.375%, due 03/28/19[2]	GBP	225,000	363,583
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17		$385,000	388,946
Gwynt y Mor OFTO PLC,
2.778%, due 02/17/34	GBP	148,210	224,556
HSBC Holdings PLC,
5.100%, due 04/05/21		$635,000	725,214
5.250%, due 09/16/22[3,4]	EUR	480,000	535,474
Imperial Tobacco Finance PLC,
2.050%, due 02/11/18[1]		$200,000	201,141
4.500%, due 07/05/18[2]	EUR	100,000	121,101
9.000%, due 02/17/22[2]	GBP	100,000	206,531
Liverpool Victoria Friendly Society Ltd.,
6.500%, due 05/22/43[2,3]		400,000	622,049
Lloyds Bank PLC,
7.500%, due 04/15/24		200,000	414,702
11.875%, due 12/16/21[2,3]	EUR	205,000	260,102
Manchester Airport Group Funding PLC,
4.750%, due 03/31/34	GBP	100,000	173,858
National Express Group PLC,
6.250%, due 01/13/17		120,000	192,137

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United Kingdom — (concluded)
National Grid Electricity Transmission PLC,
4.000%, due 06/08/27[2]		150,000	$253,990
5.875%, due 02/02/24		45,000	85,824
Northern Gas Networks Finance PLC,
5.875%, due 07/08/19		150,000	258,720
Prudential PLC,
1.375%, due 01/19/18		335,000	498,563
Royal Bank of Scotland Group PLC,
1.500%, due 11/28/16	EUR	150,000	163,935
Royal Bank of Scotland PLC,
6.934%, due 04/09/18		130,000	160,464
Scottish Widows PLC,
5.500%, due 06/16/23	GBP	250,000	405,368
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]		$250,000	246,497
3.125%, due 04/24/23[2]		350,000	345,095
Sinopec Group Overseas Development 2013 Ltd.,
2.625%, due 10/17/20[2]	EUR	150,000	175,990
Sky PLC,
2.500%, due 09/15/26		180,000	214,140
Southern Gas Networks PLC,
2.500%, due 02/03/25	GBP	100,000	147,008
SSE PLC,
5.453%, due 10/01/15[3,4]		210,000	315,797
Standard Chartered PLC,
4.000%, due 07/12/22[2,3]		$635,000	651,655
State Grid Europe Development 2014 PLC,
Series A,
1.500%, due 01/26/22	EUR	225,000	245,681
Tesco PLC,
6.125%, due 02/24/22	GBP	50,000	84,229
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		320,000	596,915
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16[2]		490,000	774,844
6.750%, due 12/17/36[3]		50,000	85,571
Wellcome Trust Ltd.,
1.125%, due 01/21/27	EUR	100,000	109,603
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32[2]	GBP	100,000	195,067
WPP Finance 2010,
3.750%, due 09/19/24		$245,000	255,726
WPP PLC,
6.625%, due 05/12/16[2]	EUR	270,000	310,767
Yorkshire Building Society,
4.125%, due 11/20/24[3]	GBP	100,000	152,737

Total United Kingdom corporate bonds			16,198,391

United States: 42.67%
21st Century Fox America, Inc.,
6.200%, due 12/15/34		$510,000	651,428

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
ABB Finance USA, Inc.,
2.875%, due 05/08/22		340,000	$346,916
AbbVie, Inc.,
2.900%, due 11/06/22		375,000	371,984
4.400%, due 11/06/42		210,000	216,178
Aetna, Inc.,
2.200%, due 03/15/19		85,000	85,895
3.500%, due 11/15/24		400,000	417,237
4.750%, due 03/15/44		65,000	76,075
Albemarle Corp.,
1.875%, due 12/08/21	EUR	100,000	110,308
4.150%, due 12/01/24		$460,000	477,077
Alltel Corp.,
7.875%, due 07/01/32		220,000	314,409
Altria Group, Inc.,
4.250%, due 08/09/42		795,000	802,898
American Airlines Pass Through Trust,
Series 2014-1, Class B,
4.375%, due 10/01/22		65,000	67,275
American Express Credit Corp.,
1.300%, due 07/29/16		170,000	170,977
American International Group, Inc.,
3.375%, due 08/15/20		415,000	437,888
3.875%, due 01/15/35		170,000	170,851
4.500%, due 07/16/44		175,000	187,848
American Tower Corp.,
3.400%, due 02/15/19		125,000	129,086
Anadarko Petroleum Corp.,
6.375%, due 09/15/17		710,000	789,968
Anthem, Inc.,
5.100%, due 01/15/44		145,000	166,312
Apache Corp.,
4.750%, due 04/15/43		570,000	595,740
Appalachian Power Co.,
4.400%, due 05/15/44		350,000	379,747
AT&T, Inc.,
3.000%, due 02/15/22		275,000	275,940
5.550%, due 08/15/41		410,000	461,101
Bank of America Corp.,
1.375%, due 09/10/21	EUR	205,000	225,623
1.875%, due 01/10/19		980,000	1,103,102
5.875%, due 02/07/42		$235,000	298,953
Bank of New York Mellon Corp.,
1.350%, due 03/06/18		489,000	489,084
BB&T Corp.,
1.600%, due 08/15/17		205,000	206,312
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		210,000	210,646
Burlington Northern Santa Fe LLC,
3.000%, due 03/15/23		405,000	413,132
5.400%, due 06/01/41		205,000	246,446

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Cadence Design Systems, Inc.,
4.375%, due 10/15/24		65,000	$67,543
Capital One Financial Corp.,
1.000%, due 11/06/15		580,000	580,699
Caterpillar, Inc.,
4.750%, due 05/15/64		240,000	263,597
CF Industries, Inc.,
5.150%, due 03/15/34		295,000	323,293
Chevron Corp.,
2.355%, due 12/05/22		230,000	227,221
2.427%, due 06/24/20		45,000	46,119
Cisco Systems, Inc.,
2.900%, due 03/04/21		75,000	78,952
Citigroup, Inc.,
0.728%, due 05/31/17[3]	EUR	430,000	460,369
3.875%, due 10/25/23		$340,000	358,894
Coca-Cola Co.,
1.800%, due 09/01/16		375,000	381,413
1.875%, due 09/22/26	EUR	200,000	234,835
Comcast Corp.,
4.750%, due 03/01/44		$110,000	126,573
Delta Air Lines Pass Through Trust,
Series 2007-1, Class A,
6.821%, due 08/10/22		27,231	31,963
DIRECTV Holdings LLC,
5.000%, due 03/01/21		595,000	662,265
Duke Energy Corp.,
3.050%, due 08/15/22		310,000	319,403
Enable Midstream Partners LP,
2.400%, due 05/15/19[1]		125,000	122,491
3.900%, due 05/15/24[1]		110,000	105,991
Energy Transfer Partners LP,
6.050%, due 06/01/41		425,000	470,545
Enterprise Products Operating LLC,
4.850%, due 03/15/44		280,000	301,834
5.200%, due 09/01/20		215,000	242,252
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		215,000	250,736
Express Scripts Holding Co.,
2.250%, due 06/15/19		305,000	306,373
Exxon Mobil Corp.,
0.921%, due 03/15/17		30,000	30,100
1.819%, due 03/15/19		165,000	167,142
3.567%, due 03/06/45		130,000	134,794
Fifth Third Bank,
2.875%, due 10/01/21		300,000	304,068
Five Corners Funding Trust,
4.419%, due 11/15/23[1]		365,000	391,580
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		955,000	984,205

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Freeport-McMoRan, Inc.,
3.875%, due 03/15/23		520,000	$481,731
4.000%, due 11/14/21		325,000	317,210
General Electric Capital Corp.,
1.000%, due 12/11/15		510,000	512,038
4.375%, due 09/16/20		510,000	566,154
Series A,
6.750%, due 03/15/32		865,000	1,196,424
General Electric Co.,
4.125%, due 10/09/42		190,000	200,536
Georgia Power Co.,
0.750%, due 08/10/15		60,000	60,074
5.400%, due 06/01/40		245,000	306,359
Gilead Sciences, Inc.,
2.050%, due 04/01/19		175,000	177,311
4.800%, due 04/01/44		255,000	293,860
Glencore Funding LLC,
2.500%, due 01/15/19[1]		125,000	125,060
3.125%, due 04/29/19[1]		475,000	485,783
Goldman Sachs Group, Inc.,
1.375%, due 07/26/22	EUR	950,000	1,035,976
Hartford Financial Services Group, Inc.,
4.300%, due 04/15/43		$205,000	217,513
HSBC Finance Capital Trust IX,
5.911%, due 11/30/35[3]		200,000	203,300
Illinois Tool Works, Inc.,
3.000%, due 05/19/34	EUR	200,000	270,345
International Business Machines Corp.,
3.375%, due 08/01/23		$385,000	401,341
Jefferies Group LLC,
2.375%, due 05/20/20	EUR	150,000	164,048
Johnson Controls, Inc.,
3.625%, due 07/02/24		$145,000	150,248
4.950%, due 07/02/64		115,000	123,300
JPMorgan Chase & Co.,
3.125%, due 01/23/25		200,000	200,587
3.200%, due 01/25/23		1,885,000	1,916,364
3.875%, due 09/10/24		175,000	179,531
Juniper Networks, Inc.,
4.500%, due 03/15/24		250,000	257,243
Kellogg Co.,
1.875%, due 11/17/16		260,000	263,926
Kinder Morgan Energy Partners LP,
3.500%, due 03/01/21		105,000	105,834
5.000%, due 03/01/43		395,000	385,783
Kinder Morgan, Inc.,
5.000%, due 02/15/21[1]		395,000	422,178
Kraft Foods Group, Inc.,
5.000%, due 06/04/42		320,000	354,120
Laboratory Corp. of America Holdings,
2.500%, due 11/01/18		135,000	137,854

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Lam Research Corp.,
3.800%, due 03/15/25		150,000	$150,858
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]		415,000	442,030
Lincoln National Corp.,
3.350%, due 03/09/25		80,000	80,915
4.200%, due 03/15/22		315,000	340,465
Lorillard Tobacco Co.,
3.750%, due 05/20/23		105,000	106,907
Lowe’s Cos., Inc.,
4.250%, due 09/15/44		350,000	379,545
Marathon Petroleum Corp.,
3.625%, due 09/15/24		350,000	353,989
McKesson Corp.,
4.883%, due 03/15/44		95,000	109,023
Medtronic, Inc.,
3.150%, due 03/15/22[1]		395,000	410,154
4.000%, due 04/01/43		230,000	238,269
Merck & Co., Inc.,
1.875%, due 10/15/26	EUR	200,000	234,308
3.700%, due 02/10/45		$110,000	110,520
MetLife, Inc.,
4.875%, due 11/13/43		435,000	502,069
Metropolitan Life Global Funding I,
1.250%, due 09/17/21	EUR	650,000	716,017
2.375%, due 09/30/19[2]		125,000	145,042
Microsoft Corp.,
2.625%, due 05/02/33		305,000	402,923
3.500%, due 11/15/42		$285,000	274,309
Mondelez International, Inc.,
1.625%, due 03/08/27	EUR	140,000	151,512
2.375%, due 01/26/21		570,000	666,288
Monongahela Power Co.,
5.400%, due 12/15/43[1]		$175,000	214,575
Monsanto Co.,
4.200%, due 07/15/34		295,000	316,135
Morgan Stanley,
2.375%, due 07/23/19		1,075,000	1,083,020
2.650%, due 01/27/20		450,000	456,265
4.350%, due 09/08/26		310,000	324,962
6.375%, due 07/24/42		145,000	193,389
Mosaic Co.,
5.450%, due 11/15/33		215,000	248,593
Navient Corp.,
6.250%, due 01/25/16		67,000	69,010
NBCUniversal Media LLC,
4.375%, due 04/01/21		660,000	735,327
5.150%, due 04/30/20		445,000	510,724
Noble Energy, Inc.,
5.050%, due 11/15/44		140,000	146,899

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		135,000	$191,039
PacifiCorp,
6.000%, due 01/15/39		345,000	465,185
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[2]	EUR	240,000	326,215
Philip Morris International, Inc.,
4.250%, due 11/10/44		$335,000	351,335
Phillips 66,
4.650%, due 11/15/34		155,000	164,236
Phillips 66 Partners LP,
4.680%, due 02/15/45		115,000	115,301
PNC Funding Corp.,
2.700%, due 09/19/16		265,000	271,299
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		180,000	199,267
Priceline Group, Inc.,
2.375%, due 09/23/24	EUR	200,000	230,796
QVC, Inc.,
4.375%, due 03/15/23		$135,000	137,545
Republic Services, Inc.,
5.250%, due 11/15/21		630,000	723,530
Reynolds American, Inc.,
6.750%, due 06/15/17		455,000	504,915
SABMiller Holdings, Inc.,
3.750%, due 01/15/22[1]		410,000	431,303
Santander Holdings USA, Inc.,
3.000%, due 09/24/15		410,000	413,196
Sempra Energy,
6.000%, due 10/15/39		290,000	372,680
Southwestern Electric Power Co.,
6.200%, due 03/15/40		115,000	152,967
Southwestern Energy Co.,
4.050%, due 01/23/20		125,000	129,169
SunTrust Banks, Inc.,
1.350%, due 02/15/17		510,000	511,603
2.350%, due 11/01/18		390,000	396,061
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[1]		75,000	80,231
Teachers Insurance & Annuity Association of America,
4.900%, due 09/15/44[1]		200,000	225,784
Thermo Fisher Scientific, Inc.,
3.300%, due 02/15/22		110,000	112,791
4.150%, due 02/01/24		50,000	53,985
5.300%, due 02/01/44		120,000	143,332
Time Warner Cable, Inc.,
5.000%, due 02/01/20		755,000	842,548
Transocean, Inc.,
6.500%, due 11/15/20		1,015,000	851,331
6.800%, due 03/15/38		190,000	136,325

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (concluded)
United States — (concluded)
Tyson Foods, Inc.,
3.950%, due 08/15/24		370,000	$390,899
Union Pacific Corp.,
4.750%, due 12/15/43		55,000	64,112
United Airlines Pass Through Trust,
Series 2014-1, Class A,
4.000%, due 04/11/26		305,000	321,775
US Bancorp,
1.650%, due 05/15/17		225,000	228,087
Valero Energy Corp.,
6.625%, due 06/15/37		385,000	475,208
Ventas Realty LP,
3.500%, due 02/01/25		145,000	145,592
Verizon Communications, Inc.,
2.625%, due 02/21/20		825,000	839,322
3.000%, due 11/01/21		160,000	163,192
4.500%, due 09/15/20		365,000	403,060
6.550%, due 09/15/43		845,000	1,100,324
Virginia Electric & Power Co.,
Series A,
6.000%, due 05/15/37		195,000	262,014
Wachovia Corp.,
5.750%, due 02/01/18		935,000	1,045,551
Walgreens Boots Alliance, Inc.,
3.800%, due 11/18/24		305,000	315,355
Waste Management, Inc.,
4.100%, due 03/01/45		345,000	352,525
Williams Partners LP,
4.300%, due 03/04/24		335,000	334,271
WM Wrigley Jr Co.,
2.000%, due 10/20/17[1]		55,000	55,596
Xcel Energy, Inc.,
4.700%, due 05/15/20		115,000	128,748
4.800%, due 09/15/41		175,000	202,796
Yum! Brands, Inc.,
5.350%, due 11/01/43		280,000	310,149
Zimmer Holdings, Inc.,
3.150%, due 04/01/22		250,000	253,026
4.450%, due 08/15/45		295,000	305,525

Total United States corporate bonds			56,728,855

Virgin Islands, British: 0.15%
CNPC General Capital Ltd.,
3.400%, due 04/16/23[2]		200,000	200,909

Total corporate bonds (cost $122,600,726)			120,659,419

Non-US government obligation: 0.81%
Italy: 0.81%
Buoni Poliennali Del Tesoro,
4.500%, due 07/15/15 (cost $1,172,899)	EUR	985,000	1,072,720

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount		Value
Bonds — (concluded)
Supranational bonds: 0.67%
Asian Development Bank,
1.000%, due 12/15/15	GBP	135,000	$200,812
European Investment Bank,
3.000%, due 12/07/15		170,000	256,296
Inter-American Development Bank,
0.625%, due 12/15/15		135,000	200,277
International Finance Corp.,
0.625%, due 12/15/15		160,000	237,387

Total supranational bonds (cost $932,829)			894,772

Total bonds (cost $124,706,454)			122,626,911

	Shares
Short-term investment: 7.31%
Investment company: 7.31%
UBS Cash Management Prime Relationship Fund[5] (cost $9,714,283)		9,714,283	9,714,283

Total investments: 99.55% (cost $134,420,737)			132,341,194
Cash and other assets, less liabilities — 0.45%			595,444

Net assets — 100.00%			$132,936,638

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,243,513
Gross unrealized depreciation	(3,323,056)

Net unrealized depreciation of investments	$(2,079,543)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	GBP	7,830,000	USD	11,600,192	06/18/15	$(8,661)
JPMCB	AUD	575,000	USD	437,830	06/18/15	1,785
JPMCB	CAD	2,405,000	USD	1,885,678	06/18/15	(11,207)
JPMCB	EUR	31,405,000	USD	33,314,476	06/18/15	(489,792)
JPMCB	EUR	510,000	USD	558,410	06/18/15	9,447
JPMCB	GBP	180,000	USD	267,306	06/18/15	436
JPMCB	GBP	395,000	USD	580,163	06/18/15	(5,469)
JPMCB	USD	914,747	EUR	835,000	06/18/15	(15,956)
Net unrealized depreciation on forward foreign currency contracts						$(519,417)

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 11 contracts (USD)	June 2015	$1,311,937	$1,322,320	$10,383
10 Year US Treasury Notes, 30 contracts (USD)	June 2015	3,835,358	3,867,188	31,830
US Treasury futures sell contracts:
US Ultra Bond, 2 contracts (USD)	June 2015	(337,247)	(339,750)	(2,503)
Interest rate futures buy contracts:
Canadian Government 10 Year Bond, 13 contracts (CAD)	June 2015	1,461,019	1,465,098	4,079
Euro-Bobl, 1 contract (EUR)	June 2015	138,894	139,170	276
Euro-Bund, 11 contracts (EUR)	June 2015	1,853,632	1,877,773	24,141
Interest rate futures sell contracts:
Long Gilt, 2 contracts (GBP)	June 2015	(353,423)	(358,241)	(4,818)

Net unrealized appreciation on futures contracts				$63,388

Credit default swaps on corporate issues — buy protection6

Counterparty	Referenced obligation[7]	Notional amount	Termination date	Payments made by the Fund[8]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)
BB	METRO AG bond, 3.375%, due 03/01/19	EUR 315,000	06/20/20	1.000%	$2,073	$(971)	$1,102
CITI	HSBC Bank PLC bond, 4.000%, due 01/15/21	EUR 75,000	03/20/20	1.000	2,374	(1,813)	561
JPMCB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD 930,000	06/20/20	1.000	38,063	(40,254)	(2,191)

					$42,510	$(43,038)	$(528)

Credit default swaps on corporate issues—sell protection9

Counterparty	Referenced obligation[7]	Notional amount	Termination date	Payments received by the Fund[8]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[10]
CITI	Glencore International AG bond, 6.500%, due 02/27/19	EUR 70,000	06/20/19	1.000%	$3,794	$(831)	$2,963	1.275%
CITI	Standard Chartered Bank PLC bond, 0.000%, due 03/20/20	EUR 75,000	03/20/20	1.000	(273)	1,359	1,086	0.664
GSI	Freeport-McMoRan, Inc. bond, 3.550%, due 03/01/22	USD 100,000	12/20/19	1.000	4,683	(6,257)	(1,574)	2.437
JPMCB	Lanxess AG bond, 4.125%, due 05/23/18	EUR 115,000	06/20/19	1.000	1,445	2,622	4,067	0.506
JPMCB	Portugal Telecom International Finance B.V. bond, 4.375%, due 03/24/17	EUR 85,000	09/20/19	5.000	(14,488)	1,691	(12,797)	4.571
JPMCB	Teck Resources Ltd. bond, 3.150%, due 01/15/17	USD 100,000	12/20/19	1.000	9,301	(5,557)	3,744	2.271
JPMCB	Teck Resources Ltd. bond, 3.150%, due 01/15/17	USD 235,000	03/20/20	1.000	18,820	(15,077)	3,743	2.405

					$23,282	$(22,050)	$1,232

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$120,659,419	$—	$120,659,419
Non-US government obligation	—	1,072,720	—	1,072,720
Supranational bonds	—	894,772	—	894,772
Short-term investment	—	9,714,283	—	9,714,283
Forward foreign currency contracts	—	11,668	—	11,668
Futures contracts	70,709	—	—	70,709
Swap agreements	—	5,672	—	5,672

Total	$70,709	$132,358,534	$—	$132,429,243

Liabilities
Forward foreign currency contracts	—	(531,085)	—	(531,085)
Futures contracts	(7,321)	—	—	(7,321)
Swap agreements	—	(70,760)	—	(70,760)

Total	$(7,321)	$(601,845)	$—	$(609,166)

At March 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $7,981,236 or 6.00% of net assets.

[2]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2015, the value of these securities amounted to $20,492,969 or 15.42% of net assets.

[3]	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2015 and changes periodically.
[4]	Perpetual investment. Date shown reflects the next call date.
[5]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/14	Purchases during the three months ended 03/31/15	Sales during the three months ended 03/31/15	Value 03/31/15	Net income earned from affiliate for the three months ended 03/31/15
UBS Cash Management Prime Relationship Fund	$2,581,145	$35,445,885	$28,312,747	$9,714,283	$1,564

[6]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

[7]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced obligation.
[8]	Payments made or received are based on the notional amount.

[9]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

[10]

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS High Yield Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2015

Bonds
Corporate bonds
Aerospace	0.92%
Air transportation	0.29
Automotive & auto parts distributors	3.31
Banks & thrifts	2.21
Broadcasting	1.75
Building materials	4.64
Cable TV	6.45
Capital goods	0.42
Chemicals	2.12
Consumer products	0.99
Containers	3.01
Diversified financial services	5.85
Diversified media	0.95
Electric utilities	3.31
Energy	12.74
Entertainment/film	0.36
Environmental	0.27
Food & drug retail	0.67
Food/beverage/tobacco	1.37
Gaming	2.61
Healthcare	8.83
Homebuilders/real estate	1.58
Hotel	0.13
Insurance	0.09
Leisure	0.96
Machinery	0.40
Metals/mining	2.20
Paper	0.72
Publishing/printing	0.87
Services	4.35
Steels	1.82
Super retail index	1.39
Technology	4.89
Telecommunications	8.66
Transportation excluding air/rail	0.89

Total corporate bonds	92.02%
Short-term investment	6.38

Total investments	98.40%
Cash and other assets, less liabilities	1.60

Net assets	100.00%

UBS High Yield Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Bonds: 92.02%
Corporate bonds: 92.02%
Australia: 0.24%
FMG Resources August 2006 Pty Ltd.,
6.875%, due 04/01/22[1]	$525,000	$387,844
8.250%, due 11/01/19[1]	800,000	688,000

Total Australia corporate bonds		1,075,844

Bermuda: 0.27%
Teekay Offshore Partners LP,
6.000%, due 07/30/19	1,325,000	1,199,125

Canada: 2.11%
Bombardier, Inc.,
5.500%, due 09/15/18[1]	475,000	474,406
7.500%, due 03/15/18[1]	340,000	361,463
7.750%, due 03/15/20[1]	436,000	456,274
Cascades, Inc.,
5.500%, due 07/15/22[1]	725,000	735,875
Cogeco Cable, Inc.,
4.875%, due 05/01/20[1]	1,150,000	1,164,375
Jupiter Resources, Inc.,
8.500%, due 10/01/22[1]	1,175,000	963,500
Masonite International Corp.,
5.625%, due 03/15/23[1]	1,100,000	1,127,500
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]	1,200,000	1,254,000
Precision Drilling Corp.,
5.250%, due 11/15/24[1]	475,000	396,625
Ultra Petroleum Corp.,
5.750%, due 12/15/18[1]	1,300,000	1,173,250
6.125%, due 10/01/24[1]	1,325,000	1,136,187
VRX Escrow Corp.,
5.875%, due 05/15/23[1]	300,000	307,500

Total Canada corporate bonds		9,550,955

Cayman Islands: 0.69%
Offshore Group Investment Ltd.,
7.500%, due 11/01/19	2,400,000	1,368,000
Transocean, Inc.,
6.375%, due 12/15/21	1,150,000	967,438
Wynn Macau Ltd.,
5.250%, due 10/15/21[1]	800,000	758,000

Total Cayman Islands corporate bonds		3,093,438

Croatia: 0.55%
Agrokor DD,
8.875%, due 02/01/20[1]	2,275,000	2,496,812

France: 1.30%
Credit Agricole SA,
6.625%, due 09/23/19[1,2,3]	400,000	401,000
7.875%, due 01/23/24[1,2,3]	1,075,000	1,138,473

UBS High Yield Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
France — (concluded)
Numericable-SFR SAS,
4.875%, due 05/15/19[1]	$700,000	$696,500
6.000%, due 05/15/22[1]	400,000	405,000
6.250%, due 05/15/24[1]	2,150,000	2,176,875
SPCM SA,
6.000%, due 01/15/22[1]	1,025,000	1,060,875

Total France corporate bonds		5,878,723

Germany: 0.90%
Unitymedia Hessen GmbH & Co. KG,
5.000%, due 01/15/25[1]	1,400,000	1,414,000
5.500%, due 01/15/23[1]	2,525,000	2,641,908

Total Germany corporate bonds		4,055,908

Greece: 0.27%
FAGE Dairy Industry SA,
9.875%, due 02/01/20[1]	1,150,000	1,210,375

Ireland: 0.76%
Ardagh Packaging Finance PLC,
6.250%, due 01/31/19[1]	600,000	603,000
6.750%, due 01/31/21[1]	800,000	810,000
Grifols Worldwide Operations Ltd.,
5.250%, due 04/01/22[1]	1,400,000	1,422,750
Smurfit Kappa Acquisitions,
4.875%, due 09/15/18[1]	550,000	576,125

Total Ireland corporate bonds		3,411,875

Italy: 0.23%
Telecom Italia SpA,
5.303%, due 05/30/24[1]	1,000,000	1,047,500

Luxembourg: 4.82%
Altice Financing SA,
6.625%, due 02/15/23[1]	950,000	978,500
Altice SA,
7.750%, due 05/15/22[1]	2,150,000	2,186,281
ArcelorMittal,
7.000%, due 02/25/22	775,000	848,625
7.500%, due 03/01/41	1,800,000	1,872,000
7.750%, due 10/15/39	2,400,000	2,520,000
ConvaTec Healthcare E SA,
10.500%, due 12/15/18[1]	1,475,000	1,557,600
INEOS Group Holdings SA,
6.125%, due 08/15/18[1]	2,725,000	2,738,625
Intelsat Jackson Holdings SA,
5.500%, due 08/01/23	1,275,000	1,203,281
7.250%, due 10/15/20	2,550,000	2,626,500
7.500%, due 04/01/21	1,200,000	1,234,500
Intelsat Luxembourg SA,
7.750%, due 06/01/21	650,000	599,625

UBS High Yield Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
Luxembourg — (concluded)
Mallinckrodt International Finance SA,
5.750%, due 08/01/22[1]	$1,100,000	$1,135,750
Wind Acquisition Finance SA,
4.750%, due 07/15/20[1]	725,000	726,813
6.500%, due 04/30/20[1]	225,000	238,500
7.375%, due 04/23/21[1]	1,275,000	1,322,812

Total Luxembourg corporate bonds		21,789,412

Mexico: 0.62%
Cemex SAB de CV,
5.273%, due 09/30/15[1,2]	1,300,000	1,306,370
5.875%, due 03/25/19[1]	225,000	232,313
7.250%, due 01/15/21[1]	1,200,000	1,281,000

Total Mexico corporate bonds		2,819,683

Netherlands: 1.32%
Basell Finance Co. BV,
8.100%, due 03/15/27[1]	375,000	516,401
NXP BV,
5.750%, due 02/15/21[1]	2,300,000	2,432,250
Schaeffler Holding Finance BV,
6.875%, due 08/15/18[1,4]	2,450,000	2,557,187
VTR Finance BV,
6.875%, due 01/15/24[1]	425,000	440,938

Total Netherlands corporate bonds		5,946,776

Spain: 0.09%
Abengoa Finance SAU,
7.750%, due 02/01/20[1]	425,000	408,000

Sweden: 0.25%
Perstorp Holding AB,
11.000%, due 08/15/17[1]	1,100,000	1,141,250

Switzerland: 0.51%
Credit Suisse Group AG,
7.500%, due 12/11/23[1,2,3]	2,150,000	2,308,563

United Kingdom: 1.22%
Lloyds Banking Group PLC,
6.413%, due 10/01/35[1,2,3]	2,200,000	2,502,500
7.500%, due 06/27/24[2,3]	1,325,000	1,407,812
Royal Bank of Scotland Group PLC,
6.125%, due 12/15/22	975,000	1,097,944
Virgin Media Secured Finance PLC,
5.250%, due 01/15/26[1]	500,000	510,000

Total United Kingdom corporate bonds		5,518,256

United States: 75.87%
Activision Blizzard, Inc.,
5.625%, due 09/15/21[1]	450,000	479,250

UBS High Yield Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
ADT Corp.,
6.250%, due 10/15/21	$1,675,000	$1,783,875
Advanced Micro Devices, Inc.,
6.750%, due 03/01/19	1,150,000	1,115,500
AECOM,
5.875%, due 10/15/24[1]	1,525,000	1,601,250
AES Corp.,
8.000%, due 06/01/20	950,000	1,085,375
AK Steel Corp.,
7.625%, due 10/01/21	800,000	648,000
Alcoa, Inc.,
5.125%, due 10/01/24	2,025,000	2,167,382
Ally Financial, Inc.,
4.125%, due 03/30/20	1,100,000	1,093,125
4.125%, due 02/13/22	450,000	438,750
8.000%, due 11/01/31	500,000	625,000
Alta Mesa Holdings LP,
9.625%, due 10/15/18	3,150,000	2,394,000
American Axle & Manufacturing, Inc.,
6.625%, due 10/15/22	2,370,000	2,541,825
American Builders & Contractors Supply Co., Inc.,
5.625%, due 04/15/21[1]	1,250,000	1,265,625
Amsurg Corp.,
5.625%, due 07/15/22	1,150,000	1,175,875
Anixter, Inc.,
5.125%, due 10/01/21	850,000	873,375
Antero Resources Corp.,
5.375%, due 11/01/21	1,125,000	1,091,250
6.000%, due 12/01/20	525,000	525,262
Aramark Services, Inc.,
5.750%, due 03/15/20	1,200,000	1,254,000
Ashtead Capital, Inc.,
5.625%, due 10/01/24[1]	1,200,000	1,248,000
Avaya, Inc.,
7.000%, due 04/01/19[1]	1,275,000	1,265,437
Avis Budget Car Rental LLC,
5.250%, due 03/15/25[1]	475,000	472,625
5.500%, due 04/01/23	1,700,000	1,748,875
Belden, Inc.,
5.250%, due 07/15/24[1]	1,000,000	1,007,500
BMC Software Finance, Inc.,
8.125%, due 07/15/21[1]	1,175,000	1,075,125
Boise Cascade Co.,
6.375%, due 11/01/20	1,775,000	1,868,187
BreitBurn Energy Partners LP,
7.875%, due 04/15/22	806,000	580,320
Brunswick Corp.,
4.625%, due 05/15/21[1]	250,000	251,875

UBS High Yield Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Builders FirstSource, Inc.,
7.625%, due 06/01/21[1]	$1,125,000	$1,133,437
Building Materials Corp. of America,
5.375%, due 11/15/24[1]	950,000	964,250
6.750%, due 05/01/21[1]	1,050,000	1,115,625
Cablevision Systems Corp.,
5.875%, due 09/15/22	625,000	654,687
Calpine Corp.,
5.375%, due 01/15/23	1,050,000	1,050,000
6.000%, due 01/15/22[1]	2,550,000	2,728,500
Calumet Specialty Products Partners LP,
6.500%, due 04/15/21[1]	1,150,000	1,115,500
7.625%, due 01/15/22	1,225,000	1,237,250
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	550,000	609,290
CBRE Services, Inc.,
5.000%, due 03/15/23	575,000	600,875
CCO Holdings LLC,
6.500%, due 04/30/21	3,475,000	3,648,750
6.625%, due 01/31/22	400,000	427,500
8.125%, due 04/30/20	1,375,000	1,436,875
CDW LLC,
5.500%, due 12/01/24	950,000	995,125
6.000%, due 08/15/22	600,000	644,070
8.500%, due 04/01/19	144,000	150,120
Celanese US Holdings LLC,
4.625%, due 11/15/22	175,000	176,312
5.875%, due 06/15/21	1,090,000	1,177,200
Century Intermediate Holding Co. 2,
9.750%, due 02/15/19[1,4]	1,700,000	1,806,250
CenturyLink, Inc.,
Series S,
6.450%, due 06/15/21	1,475,000	1,591,156
Series W,
6.750%, due 12/01/23	1,300,000	1,431,625
Series P,
7.600%, due 09/15/39	275,000	281,703
Cequel Communications Holdings I LLC,
5.125%, due 12/15/21[1]	1,900,000	1,897,625
Chaparral Energy, Inc.,
7.625%, due 11/15/22	1,975,000	1,323,250
Chesapeake Energy Corp.,
5.750%, due 03/15/23	1,875,000	1,828,125
6.625%, due 08/15/20	2,550,000	2,632,875
CHS/Community Health Systems, Inc.,
5.125%, due 08/01/21	700,000	721,000
6.875%, due 02/01/22	1,400,000	1,496,250
7.125%, due 07/15/20	1,900,000	2,014,000

UBS High Yield Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Cinemark USA, Inc.,
4.875%, due 06/01/23	$1,175,000	$1,169,125
CIT Group, Inc.,
5.000%, due 08/15/22	1,250,000	1,282,812
5.500%, due 02/15/19[1]	2,050,000	2,132,000
Claire’s Stores, Inc.,
9.000%, due 03/15/19[1]	525,000	476,437
Clean Harbors, Inc.,
5.250%, due 08/01/20	1,200,000	1,227,000
Clearwater Paper Corp.,
4.500%, due 02/01/23	75,000	73,875
Cogent Communications Group, Inc.,
5.375%, due 03/01/22[1]	1,150,000	1,147,125
Commercial Metals Co.,
4.875%, due 05/15/23	550,000	519,750
Constellation Brands, Inc.,
7.250%, due 05/15/17	355,000	391,831
Continental Airlines Pass Through Certificates,
Series 2012-3, Class C,
6.125%, due 04/29/18	1,225,000	1,292,375
Credit Acceptance Corp.,
7.375%, due 03/15/23[1]	975,000	961,594
Crestwood Midstream Partners LP,
6.250%, due 04/01/23[1]	575,000	580,750
Crown Americas LLC,
4.500%, due 01/15/23	1,325,000	1,336,594
CST Brands, Inc.,
5.000%, due 05/01/23	125,000	127,500
DaVita HealthCare Partners, Inc.,
5.125%, due 07/15/24	1,175,000	1,198,500
Dean Foods Co.,
6.500%, due 03/15/23[1]	975,000	979,875
Denbury Resources, Inc.,
5.500%, due 05/01/22	1,900,000	1,705,250
Diamond Foods, Inc.,
7.000%, due 03/15/19[1]	1,075,000	1,107,250
DISH DBS Corp.,
7.875%, due 09/01/19	3,810,000	4,257,675
DR Horton, Inc.,
4.375%, due 09/15/22	650,000	650,000
Dynegy Finance I, Inc.,
6.750%, due 11/01/19[1]	2,050,000	2,121,750
7.375%, due 11/01/22[1]	1,150,000	1,208,937
E*TRADE Financial Corp.,
4.625%, due 09/15/23	200,000	203,500
5.375%, due 11/15/22	475,000	501,125
Endo Finance LLC,
5.375%, due 01/15/23[1]	825,000	822,937
7.000%, due 12/15/20[1]	1,550,000	1,615,875
7.250%, due 01/15/22[1]	900,000	955,125

UBS High Yield Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Envision Healthcare Corp.,
5.125%, due 07/01/22[1]	$1,000,000	$1,022,500
EP Energy LLC,
9.375%, due 05/01/20	2,175,000	2,278,312
Epicor Software Corp.,
8.625%, due 05/01/19	2,070,000	2,163,150
Equinix, Inc.,
5.375%, due 04/01/23	2,100,000	2,179,800
ExamWorks Group, Inc.,
9.000%, due 07/15/19	2,695,000	2,849,962
Family Tree Escrow LLC,
5.750%, due 03/01/23[1]	300,000	315,750
FCA US LLC,
8.000%, due 06/15/19	615,000	644,981
8.250%, due 06/15/21	1,225,000	1,358,660
Felcor Lodging LP,
6.750%, due 06/01/19	550,000	570,625
First Data Corp.,
10.625%, due 06/15/21	1,120,000	1,274,000
12.625%, due 01/15/21	4,050,000	4,799,250
FirstEnergy Corp.,
Series C,
7.375%, due 11/15/31	875,000	1,111,184
Flextronics International Ltd.,
5.000%, due 02/15/23	1,100,000	1,150,512
Freescale Semiconductor, Inc.,
10.750%, due 08/01/20	921,000	1,001,587
Frontier Communications Corp.,
6.875%, due 01/15/25	200,000	198,000
8.500%, due 04/15/20	395,000	443,387
9.250%, due 07/01/21	900,000	1,044,000
FTI Consulting, Inc.,
6.750%, due 10/01/20	675,000	712,125
Gannett Co., Inc.,
5.125%, due 07/15/20	875,000	912,187
6.375%, due 10/15/23	1,300,000	1,410,500
General Motors Co.,
6.250%, due 10/02/43	1,550,000	1,898,846
General Motors Financial Co., Inc.,
4.250%, due 05/15/23	625,000	647,475
4.375%, due 09/25/21	1,175,000	1,247,956
Geo Group, Inc.,
5.125%, due 04/01/23	300,000	306,000
GLP Capital LP,
4.875%, due 11/01/20	1,075,000	1,101,875
Goodyear Tire & Rubber Co.,
6.500%, due 03/01/21	1,950,000	2,076,750

UBS High Yield Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Graphic Packaging International, Inc.,
4.750%, due 04/15/21	$2,550,000	$2,652,000
4.875%, due 11/15/22	275,000	285,312
Halcon Resources Corp.,
9.750%, due 07/15/20	1,550,000	1,092,750
HCA Holdings, Inc.,
7.750%, due 05/15/21	375,000	399,023
HCA, Inc.,
3.750%, due 03/15/19	775,000	785,416
5.000%, due 03/15/24	675,000	715,500
5.375%, due 02/01/25	725,000	760,343
5.875%, due 03/15/22	300,000	332,157
7.500%, due 02/15/22	1,875,000	2,186,719
HD Supply, Inc.,
5.250%, due 12/15/21[1]	1,125,000	1,158,750
7.500%, due 07/15/20	1,000,000	1,070,000
Hecla Mining Co.,
6.875%, due 05/01/21	2,575,000	2,278,875
Hertz Corp.,
5.875%, due 10/15/20	600,000	616,500
Hologic, Inc.,
6.250%, due 08/01/20	1,050,000	1,089,375
Huntington Ingalls Industries, Inc.,
7.125%, due 03/15/21	1,625,000	1,746,875
Icahn Enterprises LP,
5.875%, due 02/01/22	575,000	592,250
6.000%, due 08/01/20	1,950,000	2,025,660
iHeartCommunications, Inc.,
9.000%, due 12/15/19	2,275,000	2,252,250
9.000%, due 03/01/21	1,175,000	1,125,062
IMS Health, Inc.,
6.000%, due 11/01/20[1]	825,000	859,031
Infor US, Inc.,
6.500%, due 05/15/22[1]	1,100,000	1,127,500
11.500%, due 07/15/18	350,000	378,000
Interactive Data Corp.,
5.875%, due 04/15/19[1]	1,125,000	1,134,844
International Lease Finance Corp.,
5.875%, due 04/01/19	1,575,000	1,708,875
5.875%, due 08/15/22	950,000	1,054,500
7.125%, due 09/01/18[1]	1,475,000	1,655,688
Jefferies Finance LLC,
6.875%, due 04/15/22[1]	700,000	651,000
7.375%, due 04/01/20[1]	1,550,000	1,503,500
K Hovnanian Enterprises, Inc.,
7.250%, due 10/15/20[1]	1,700,000	1,785,000
KB Home,
7.250%, due 06/15/18	1,025,000	1,107,000

UBS High Yield Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
KCG Holdings, Inc.,
6.875%, due 03/15/20[1]	$1,350,000	$1,316,925
Key Energy Services, Inc.,
6.750%, due 03/01/21	1,790,000	1,154,550
Kinder Morgan, Inc.,
7.750%, due 01/15/32	880,000	1,083,057
7.800%, due 08/01/31	475,000	581,824
Lamar Media Corp.,
5.375%, due 01/15/24	625,000	651,563
Legacy Reserves LP,
6.625%, due 12/01/21	400,000	316,000
8.000%, due 12/01/20	2,100,000	1,722,000
Level 3 Financing, Inc.,
6.125%, due 01/15/21	1,750,000	1,835,313
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37[1]	315,000	385,088
Linn Energy LLC,
8.625%, due 04/15/20	1,075,000	916,438
LKQ Corp.,
4.750%, due 05/15/23	575,000	563,500
Manitowoc Co., Inc.,
8.500%, due 11/01/20	1,115,000	1,193,050
MarkWest Energy Partners LP,
4.875%, due 12/01/24	1,275,000	1,303,560
Masco Corp.,
7.125%, due 03/15/20	750,000	879,375
McClatchy Co.,
9.000%, due 12/15/22	1,100,000	1,061,500
MedAssets, Inc.,
8.000%, due 11/15/18	600,000	625,500
Memorial Production Partners LP,
6.875%, due 08/01/22[1]	975,000	862,875
7.625%, due 05/01/21	1,600,000	1,456,000
MGM Resorts International,
6.000%, due 03/15/23	1,650,000	1,695,375
8.625%, due 02/01/19	1,300,000	1,482,000
Michaels FinCo Holdings LLC,
7.500%, due 08/01/18[1,4]	124,000	126,480
Michaels Stores, Inc.,
5.875%, due 12/15/20[1]	1,350,000	1,387,125
Midstates Petroleum Co., Inc.,
10.750%, due 10/01/20	4,775,000	2,578,500
MPH Acquisition Holdings LLC,
6.625%, due 04/01/22[1]	1,500,000	1,554,375
MSCI, Inc.,
5.250%, due 11/15/24[1]	275,000	284,281
Murray Energy Corp.,
8.625%, due 06/15/21[1]	1,050,000	1,097,250

UBS High Yield Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Natural Resource Partners LP,
9.125%, due 10/01/18[1]	$1,175,000	$1,116,250
Navient Corp.,
5.500%, due 01/15/19	1,375,000	1,402,500
8.000%, due 03/25/20	3,525,000	3,913,103
8.450%, due 06/15/18	1,050,000	1,165,500
Navios Maritime Acquisition Corp.,
8.125%, due 11/15/21[1]	1,650,000	1,658,250
Navios Maritime Holdings, Inc.,
7.375%, due 01/15/22[1]	1,250,000	1,165,625
NCR Corp.,
5.875%, due 12/15/21	1,225,000	1,277,063
6.375%, due 12/15/23	325,000	346,125
Netflix, Inc.,
5.500%, due 02/15/22[1]	1,200,000	1,227,000
NRG Energy, Inc.,
6.250%, due 07/15/22	3,300,000	3,390,750
NRG Yield Operating LLC,
5.375%, due 08/15/24[1]	1,700,000	1,768,000
Oasis Petroleum, Inc.,
6.500%, due 11/01/21	1,225,000	1,169,875
6.875%, due 03/15/22	2,250,000	2,193,750
Omnicare, Inc.,
4.750%, due 12/01/22	1,350,000	1,393,875
Owens-Brockway Glass Container, Inc.,
5.000%, due 01/15/22[1]	775,000	789,454
Owens-Illinois, Inc.,
7.800%, due 05/15/18	1,075,000	1,205,344
Pacific Drilling SA,
5.375%, due 06/01/20[1]	4,525,000	3,620,000
PAETEC Holding Corp.,
9.875%, due 12/01/18	990,000	1,044,450
Par Pharmaceutical Cos., Inc.,
7.375%, due 10/15/20	800,000	844,000
Party City Holdings, Inc.,
8.875%, due 08/01/20	2,275,000	2,451,313
PC Nextco Holdings LLC,
8.750%, due 08/15/19	325,000	330,688
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	415,000	435,750
RBS Capital Trust II,
6.425%, due 01/03/34[2,3]	1,000,000	1,140,000
Realogy Group LLC,
5.250%, due 12/01/21[1]	950,000	964,250
Regency Energy Partners LP,
6.500%, due 07/15/21	700,000	733,250
Revlon Consumer Products Corp.,
5.750%, due 02/15/21	1,125,000	1,161,563

UBS High Yield Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Reynolds Group Issuer, Inc.,
5.750%, due 10/15/20	$800,000	$827,000
9.875%, due 08/15/19	2,010,000	2,150,700
Rice Energy, Inc.,
6.250%, due 05/01/22	1,225,000	1,194,375
Rite Aid Corp.,
6.125%, due 04/01/23[1]	600,000	615,000
9.250%, due 03/15/20	1,100,000	1,212,750
Roofing Supply Group LLC,
10.000%, due 06/01/20[1]	1,000,000	977,500
Roundy’s Supermarkets, Inc.,
10.250%, due 12/15/20[1]	1,400,000	1,210,125
Royal Caribbean Cruises Ltd.,
5.250%, due 11/15/22	2,000,000	2,125,000
7.250%, due 06/15/16	250,000	265,625
7.500%, due 10/15/27	800,000	944,000
RR Donnelley & Sons Co.,
6.000%, due 04/01/24	1,325,000	1,368,062
7.875%, due 03/15/21	1,325,000	1,515,800
Sabine Pass Liquefaction LLC,
5.625%, due 02/01/21	4,925,000	4,957,308
6.250%, due 03/15/22	1,900,000	1,964,125
Samson Investment Co.,
9.750%, due 02/15/20	1,075,000	290,250
Scientific Games International, Inc.,
10.000%, due 12/01/22[1]	2,475,000	2,314,125
Sealed Air Corp.,
5.250%, due 04/01/23[1]	1,325,000	1,381,313
8.375%, due 09/15/21[1]	1,380,000	1,552,500
Service Corp. International,
5.375%, due 05/15/24	1,375,000	1,436,875
ServiceMaster Co. LLC,
7.000%, due 08/15/20	487,000	517,438
8.000%, due 02/15/20	732,000	775,920
SESI LLC,
7.125%, due 12/15/21	1,100,000	1,111,000
Seventy Seven Energy, Inc.,
6.500%, due 07/15/22	1,975,000	898,625
Seventy Seven Operating LLC,
6.625%, due 11/15/19	780,000	583,050
Shingle Springs Tribal Gaming Authority,
9.750%, due 09/01/21[1]	1,050,000	1,178,625
Sirius XM Radio, Inc.,
4.250%, due 05/15/20[1]	250,000	247,500
4.625%, due 05/15/23[1]	400,000	385,000
5.750%, due 08/01/21[1]	1,525,000	1,589,813
5.875%, due 10/01/20[1]	1,050,000	1,094,625

UBS High Yield Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Spectrum Brands, Inc.,
6.375%, due 11/15/20	$1,025,000	$1,086,500
6.625%, due 11/15/22	150,000	160,500
Speedway Motorsports, Inc.,
5.125%, due 02/01/23[1]	1,000,000	1,015,000
Springleaf Finance Corp.,
5.250%, due 12/15/19	1,125,000	1,112,344
6.900%, due 12/15/17	1,030,000	1,096,950
Sprint Capital Corp.,
6.900%, due 05/01/19	2,275,000	2,351,781
8.750%, due 03/15/32	1,025,000	1,058,313
Sprint Communications, Inc.,
7.000%, due 03/01/20[1]	1,350,000	1,488,375
9.000%, due 11/15/18[1]	2,050,000	2,352,375
Sprint Corp.,
7.125%, due 06/15/24	650,000	633,750
7.250%, due 09/15/21	3,775,000	3,793,875
7.875%, due 09/15/23	800,000	816,000
SquareTwo Financial Corp.,
11.625%, due 04/01/17	1,270,000	1,127,125
Standard Pacific Corp.,
8.375%, due 01/15/21	1,040,000	1,203,800
10.750%, due 09/15/16	750,000	838,125
Steel Dynamics, Inc.,
5.125%, due 10/01/21[1]	550,000	553,438
5.250%, due 04/15/23	850,000	860,625
5.500%, due 10/01/24[1]	375,000	380,156
Sugarhouse HSP Gaming Prop Mezz LP,
6.375%, due 06/01/21[1]	1,740,000	1,657,350
Summit Materials LLC,
10.500%, due 01/31/20	1,000,000	1,110,000
Summit Midstream Holdings LLC,
5.500%, due 08/15/22	475,000	450,063
Targa Resources Partners LP,
4.125%, due 11/15/19[1]	975,000	970,125
Tenet Healthcare Corp.,
4.375%, due 10/01/21	450,000	439,875
6.000%, due 10/01/20	3,075,000	3,259,500
8.125%, due 04/01/22	750,000	826,875
Tenneco, Inc.,
5.375%, due 12/15/24	1,350,000	1,404,000
TerraForm Power Operating LLC,
5.875%, due 02/01/23[1]	450,000	466,875
Tesoro Logistics LP,
5.875%, due 10/01/20	1,017,000	1,042,425
T-Mobile USA, Inc.,
6.375%, due 03/01/25	1,625,000	1,676,837
6.625%, due 04/01/23	1,575,000	1,647,844

UBS High Yield Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Bonds — (concluded)
Corporate bonds — (concluded)
United States — (concluded)
TMS International Corp.,
7.625%, due 10/15/21[1]	$2,325,000	$2,325,000
TransDigm, Inc.,
6.000%, due 07/15/22	1,100,000	1,100,000
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15[1,5]	245,000	147,000
United Rentals North America, Inc.,
4.625%, due 07/15/23	1,125,000	1,137,656
6.125%, due 06/15/23	1,250,000	1,323,438
8.250%, due 02/01/21	1,075,000	1,161,000
USG Corp.,
5.500%, due 03/01/25[1]	175,000	178,500
5.875%, due 11/01/21[1]	2,525,000	2,682,813
Valeant Pharmaceuticals International,
6.375%, due 10/15/20[1]	3,525,000	3,661,594
7.000%, due 10/01/20[1]	1,000,000	1,043,750
Virgin Media Finance PLC,
6.375%, due 04/15/23[1]	1,225,000	1,304,625
Vulcan Materials Co.,
4.500%, due 04/01/25	1,000,000	1,015,000
7.500%, due 06/15/21	1,530,000	1,836,000
WESCO Distribution, Inc.,
5.375%, due 12/15/21	1,575,000	1,602,563
Westmoreland Coal Co.,
8.750%, due 01/01/22[1]	2,200,000	2,211,000
WideOpenWest Finance LLC,
10.250%, due 07/15/19	2,700,000	2,902,500
William Carter Co.,
5.250%, due 08/15/21	600,000	621,000
Windstream Corp.,
7.750%, due 10/01/21	3,100,000	3,092,250
WMG Acquisition Corp.,
5.625%, due 04/15/22[1]	25,000	25,094
6.000%, due 01/15/21[1]	1,285,000	1,310,700
WR Grace & Co.-Conn,
5.125%, due 10/01/21[1]	1,100,000	1,141,250
5.625%, due 10/01/24[1]	325,000	346,937
Wynn Las Vegas LLC,
5.375%, due 03/15/22	1,400,000	1,449,000

Total United States corporate bonds		342,666,316

Total corporate bonds (cost $422,158,140)		415,618,811

	Shares
Short-term investment: 6.38%
Investment company: 6.38%
UBS Cash Management Prime Relationship Fund[6] (cost $28,793,798)	28,793,798	28,793,798

Total investments: 98.40% (cost $450,951,938)		444,412,609
Cash and other assets, less liabilities — 1.60%		7,221,735
Net assets — 100.00%		$451,634,344

UBS High Yield Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$8,753,235
Gross unrealized depreciation	(15,292,564)

Net unrealized depreciation of investments	$(6,539,329)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$415,618,811	$—	$415,618,811
Short-term investment	—	28,793,798	—	28,793,798

Total	$—	$444,412,609	$—	$444,412,609

At March 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $158,325,798 or 35.06% of net assets.

[2]	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2015 and changes periodically.
[3]	Perpetual investment. Date shown reflects the next call date.
[4]	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
[5]	Illiquid investment as of March 31, 2015.
[6]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/14	Purchases during the three months ended 03/31/15	Sales during the three months ended 03/31/15	Value 03/31/15	Net income earned from affiliate for the three months ended 03/31/15
UBS Cash Management Prime Relationship Fund	$35,249,929	$30,057,563	$36,513,694	$28,793,798	$7,611

UBS Cash Management Prime Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Short-term investments: 99.91%
Certificates of deposit: 16.76%
Bank of Nova Scotia,
0.308%, due 04/20/15[1]	$5,000,000	$5,000,000
0.385%, due 04/30/15[1]	4,000,000	4,000,000
Citibank N.A.,
0.250%, due 05/07/15	7,000,000	7,000,000
HSBC Bank USA N.A.,
0.255%, due 06/10/15	9,000,000	9,000,000
0.280%, due 08/03/15	4,000,000	4,000,000
JPMorgan Chase Bank N.A.,
0.240%, due 06/05/15	6,000,000	6,000,000
0.320%, due 10/28/15	6,000,000	6,000,000
KBC Bank NV,
0.100%, due 04/01/15	5,000,000	5,000,000
National Bank of Canada,
0.277%, due 04/13/15[1]	5,000,000	5,000,000
Natixis SA,
0.243%, due 04/07/15[1]	5,000,000	5,000,000
Nordea Bank Finland PLC,
0.230%, due 05/20/15	6,000,000	6,000,000
Rabobank Nederland NV,
0.302%, due 04/10/15[1]	6,000,000	6,000,000
Royal Bank of Canada,
0.215%, due 04/06/15[1]	5,000,000	5,000,000
Svenska Handelsbanken AB,
0.215%, due 05/13/15	10,000,000	10,000,058
Toronto-Dominion Bank,
0.520%, due 02/23/16	3,000,000	3,000,000
Wells Fargo Bank N.A.,
0.230%, due 04/08/15	5,000,000	5,000,000

Total certificates of deposit (cost $91,000,058)		91,000,058

Commercial paper: 31.63%
Albion Capital LLC,
0.190%, due 04/15/15[2,3]	5,000,000	4,999,631
0.240%, due 05/15/15[2,3]	7,717,000	7,714,736
ASB Finance Ltd.,
0.263%, due 04/23/15[1,3]	5,000,000	5,000,000
Atlantic Asset Securitization LLC,
0.140%, due 04/23/15[2,3]	5,000,000	4,999,572
Australia & New Zealand Banking Group Ltd.,
0.266%, due 04/13/15[1,3]	6,000,000	6,000,000
Barton Capital LLC,
0.150%, due 04/15/15[2,3]	5,000,000	4,999,708
BNP Paribas Finance, Inc.,
0.140%, due 04/08/15[2]	10,000,000	9,999,728
Chariot Funding LLC,
0.230%, due 05/11/15[2,3]	8,000,000	7,997,956
General Electric Capital Corp.,
0.260%, due 09/04/15[2]	3,000,000	2,996,620
0.351%, due 10/02/15[2]	3,000,000	2,994,633
Gotham Funding Corp.,
0.160%, due 04/10/15[2,3]	5,000,000	4,999,800

UBS Cash Management Prime Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Short-term investments — (continued)
Commercial paper — (concluded)
Manhattan Asset Funding Co. LLC,
0.180%, due 04/24/15[2,3]	$10,000,000	$9,998,850
MetLife Short Term Funding LLC,
0.150%, due 04/20/15[2,3]	7,000,000	6,999,446
Natixis SA,
0.050%, due 04/01/15[2]	16,000,000	16,000,000
Nordea Bank AB,
0.220%, due 04/14/15[2,3]	5,000,000	4,999,603
Old Line Funding LLC,
0.250%, due 07/01/15[2]	5,000,000	4,996,840
0.270%, due 06/09/15[2]	3,000,000	2,998,448
0.280%, due 07/22/15[2]	5,000,000	4,995,644
PNC Bank N.A.,
0.301%, due 07/06/15[2]	3,000,000	2,997,600
Regency Markets No. 1 LLC,
0.150%, due 04/20/15[2,3]	12,000,000	11,999,050
Sheffield Receivables Corp.,
0.230%, due 04/16/15[2,3]	5,000,000	4,999,521
0.240%, due 04/17/15[2,3]	5,000,000	4,999,467
State Street Corp.,
0.200%, due 07/10/15[2]	10,000,000	9,994,444
Thunder Bay Funding LLC,
0.230%, due 05/28/15[2,3]	5,000,000	4,998,179
0.280%, due 07/15/15[2]	4,000,000	3,996,733
Toyota Motor Credit Corp.,
0.210%, due 04/27/15[2]	6,000,000	5,999,090
0.260%, due 07/27/15[2]	3,000,000	2,997,465
Victory Receivables Corp.,
0.180%, due 05/20/15[2,3]	5,000,000	4,998,775

Total commercial paper (cost $171,671,539)		171,671,539

Short-term corporate obligations: 1.84%
Royal Bank of Canada,
0.344%, due 04/07/15[1,3]	5,000,000	5,000,000
Wells Fargo Bank N.A.,
0.405%, due 06/22/15[1]	5,000,000	5,000,000

Total short-term corporate obligations (cost $10,000,000)		10,000,000

US government and agency obligations: 17.68%
Federal Home Loan Banks,
0.060%, due 05/21/15[2]	15,000,000	14,998,750
0.065%, due 06/03/15[2]	10,000,000	9,998,863
0.073%, due 05/15/15[2]	5,000,000	4,999,554
0.080%, due 05/27/15[2]	7,000,000	6,999,129
0.085%, due 04/17/15[2]	8,000,000	7,999,698
0.090%, due 04/22/15[2]	10,000,000	9,999,475
0.125%, due 06/02/15	5,000,000	4,999,661
0.170%, due 07/23/15[2]	5,000,000	4,997,332
0.170%, due 11/04/15[2]	4,000,000	3,995,901

UBS Cash Management Prime Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

	Face amount	Value
Short-term investments — (concluded)
US government and agency obligations — (concluded)
Federal National Mortgage Association,
0.500%, due 07/02/15[4]	$5,000,000	$5,003,798
US Treasury Bill,
0.207%, due 02/04/16[2]	12,000,000	11,978,713
US Treasury Note,
0.250%, due 12/15/15	10,000,000	10,003,720

Total US government and agency obligations (cost $95,974,594)		95,974,594

Non-US government obligations: 1.84%
International Bank for Reconstruction & Development, 0.170%, due 06/01/15[1]	5,000,000	5,000,000
KFW,
0.155%, due 06/12/15[2,3]	5,000,000	4,998,450

Total Non-US government obligations (cost $9,998,450)		9,998,450

Repurchase agreement: 30.16%
Repurchase agreement dated 03/30/15 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.090% due 03/31/15 collateralized by $69,385,868 by US Treasury Note, 0.000%, due 05/15/28; (value — $51,000,000); proceeds: $50,000,125.	50,000,000	50,000,000
Repurchase agreement dated 03/31/15 with Goldman Sachs Group, Inc., 0.130% due 01/04/15 collateralized by $44,549,000 various US Government Agencies, 0.000% to 2.000%, due 04/09/15 to 01/08/20; (value — 44,582,960) proceeds: 43,700,158.	43,700,000	43,700,000
Repurchase agreement dated 02/09/15 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.630% due 05/11/15 collateralized by $10,476,147 with various Corporate Issues, 4.173%, due 02/20/32; (value — $10,700,000); proceeds: $10,015,797.[1,5,6]	10,000,000	10,000,000
Repurchase agreement dated 03/30/15 with Barclays Capital, Inc., 0.090% due 03/31/15 collateralized by $73,937,461 US Treasury Notes, 0.000% to 2.125% due 08/15/19 to 11/15/43; (value — $61,200,071); proceeds: $60,000,150.	60,000,000	60,000,000

Total Repurchase agreements (cost $163,700,000)		163,700,000

Total short-term investments (cost $542,344,641)		542,344,641

Total investments: 99.91% (cost $542,344,641)[7]		542,344,641
Cash and other assets, less liabilities: 0.09%		466,386

Net assets: 100.00%		$542,811,027

UBS Cash Management Prime Relationship Fund

Portfolio of investments — March 31, 2015 (unaudited)

Notes to portfolio of investments

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Certificates of deposit	$—	$91,000,058	$—	$91,000,058
Commercial paper	—	171,671,539	—	171,671,539
Short-term corporate obligations	—	10,000,000	—	10,000,000
US government and agency obligations	—	95,974,594	—	95,974,594
Non-US government obligations	—	9,998,450	—	9,998,450
Repurchase agreements	—	163,700,000	—	163,700,000

Total	$—	$542,344,641	$—	$542,344,641

At March 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rate shown is the discount rate at date of purchase.
[3]

Security exempt from registration pursuant to Section 4(2) under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the value of these securities amounted to $110,702,744 or 20.39% of net assets.

[4]

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[5]	Illiquid investment as of March 31, 2015.
[6]

Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of March 31, 2015 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of March 31, 2015.

[7]	Aggregate cost for federal income tax purposes, which was the same for book purposes.

Portfolio acronyms
ADR	American Depositary Receipt
CVA	Dutch Certification — Depositary Certificate
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
GS	Goldman Sachs
MSCI	Morgan Stanley & Co. International PLC
NVDR	Non-voting Depository Receipt
PJSC	Private Joint Stock Company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank NA
GSI	Goldman Sachs International
HSBC	HSBC Bank NA
JPMCB	JPMorgan Chase Bank
SSB	State Street Bank

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysian Ringgit
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar

Valuation of investments: Each Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. Each Fund, with the exception of UBS Cash Management Prime Relationship Fund and UBS International Equity Relationship Fund, calculates its net asset value per share as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share will be calculated as of the time trading was halted. UBS Cash Management Prime Relationship Fund calculates its net asset value per share as of two hours prior to the close of the NYSE, which generally is 2:00 p.m. (Eastern time), on each day the NYSE is open for trading. UBS International Equity Relationship Fund calculates its net asset value per share as of 4:00 p.m. Eastern time on weekdays when the Fund is open for business.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect asset management subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of UBS Cash Management Prime Relationship Fund are valued using the amortized cost method of valuation. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2014.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 29, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date: May 29, 2015